UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Davis Opportunity Fund	3
Davis Government Bond Fund	3
Davis Financial Fund	4
Davis Appreciation & Income Fund	4
Davis Real Estate Fund	5

Fund Overview, Portfolio Activity, and Fund Performance:
Davis Opportunity Fund	9
Davis Government Bond Fund	16
Davis Government Money Market Fund	21
Davis Financial Fund	22
Davis Appreciation & Income Fund	28
Davis Real Estate Fund	35

Schedule of Investments:
Davis Opportunity Fund	42
Davis Government Bond Fund	46
Davis Government Money Market Fund	49
Davis Financial Fund	52
Davis Appreciation & Income Fund	55
Davis Real Estate Fund	60

Statements of Assets and Liabilities	63

Statements of Operations	65

Statements of Changes in Net Assets	66

Notes to Financial Statements	68

Financial Highlights	81

Report of Independent Registered Public Accounting Firm	89

Fund Information	90

Directors and Officers	92

DAVIS SERIES, INC.                                                                                                                                                  Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis

President

February 2, 2009

DAVIS SERIES, INC.                                                                                                             Management’s Discussion and Analysis

Davis Opportunity Fund

Davis Opportunity Fund’s Class A shares delivered a negative return on net asset value of 44.71% for the year ended December 31, 20081. Over the same time period, the Russell 3000® Index2 (“Index”) declined 37.31%. The decline was widespread as every sector3 within the Index posted substantial declines. The sectors within the Index that turned in the weakest performance over the year were financials, materials, and information technology. The sectors that turned in the strongest (but still negative) performance over the year were consumer staples and health care.

Factors Impacting the Fund’s Performance

Three sectors, consumer discretionary, information technology, and financials, accounted for almost three-quarters of the Fund’s negative return.

The Fund had more invested in consumer discretionary companies than in any other sector and they were the most important detractors4 from the Fund’s performance. The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 41% versus down 39% for the Index) and had a higher relative average weighting (31% versus 9% for the Index). Netflix5, H&R Block, Lowe’s, and Target were among the most important contributors to the Fund’s performance. Garmin, Hunter Douglas, and WPP Group were among the most important detractors from performance. The Fund no longer owns Target, Lowe’s, and WPP Group.

The second largest detractor from performance was information technology companies. The Fund’s information technology companies under-performed the corresponding sector within the Index (down 51% versus down 43% for the Index) and had a higher relative average weighting (18% versus 16% for the Index). Google, Texas Instruments, Microsoft, and Agilent Technologies were among the most important detractors from performance.

Financial companies were the third largest detractor from performance. The Fund’s financial companies out-performed the corresponding sector within the Index (down 46% versus down 50% for the Index) and had a higher relative average weighting (19% versus 16% for the Index). Discover Financial Services and Charles Schwab were among the most important contributors to performance. Markel and Ambac Financial were among the most important detractors from performance. The Fund no longer owns Discover Financial Services.

The Fund ended the year with approximately 18% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Fund.

Davis Government Bond Fund

Davis Government Bond Fund’s Class A shares returned 4.38% on net asset value for the year ended December 31, 20081. Over the same time period, the Citigroup U.S. Treasury/Agency 1-3 Year Index2 (“Index”) returned 6.78%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. As investors sought ultra safe securities in a turbulent market, treasury securities out-performed agency securities and mortgage-backed securities. As interest rates generally declined over the course of the year, longer-term bonds out-performed shorter-term bonds.

Factors Impacting the Fund’s Performance

The most important contributor to the Fund’s performance relative to the Index was that the Fund benefited as mortgage-backed securities, which it had purchased at a discount, were pre-paid faster than anticipated. The second most important contributor to the Fund’s performance was the yield advantage that the Fund enjoyed over the Index.

The most important detractor from performance relative to the Index was that the Fund favored mortgage-backed securities over treasury securities, and treasury securities turned in a stronger performance despite the pre-payment and yield advantages listed above. Another detractor from the Fund’s performance relative to the Index was that the Fund maintained a shorter weighted average maturity than the Index and thus appreciated less as interest rates declined during the year.

DAVIS SERIES, INC.	Management’s Discussion and Analysis – (Continued)

Davis Financial Fund

Davis Financial Fund’s Class A shares delivered a negative return on net asset value of 45.62% for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 37.00%. Financial companies as a whole turned in the weakest performance of any sector3 of the Index. The banking, diversified financial, and insurance industry groups all turned in negative performance.

Factors Impacting the Fund’s Performance

The specific financial companies that the Fund owned, out-performed the majority of financial companies in the Index, but still turned in negative performance. The Fund’s non-financial holdings overall also turned in a negative performance.

The Fund’s diversified financial companies out-performed the corresponding industry group within the Index (down 52% versus down 59% for the Index), but were still the largest detractors4 from performance. American Express5, First Marblehead, Bank of New York Mellon, and Merrill Lynch were among the most important detractors from performance, while Visa and Charles Schwab were among the most important contributors.

The Fund’s insurance companies out-performed the corresponding industry group within the Index (down 47% versus down 58% for the Index). FPIC Insurance was among the most important contributors to performance. American International Group, Transatlantic Holdings, Markel, and Loews were among the most important detractors from performance.

The Fund’s banking companies under-performed the corresponding industry group within the Index (down 56% versus down 47% for the Index). Wells Fargo was among the most important contributors to performance. State Bank of India was among the most important detractors from performance.

H&R Block was the single most important contributor to performance over the year.

The Fund ended the year with approximately 19% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Fund.

Davis Appreciation & Income Fund

Davis Appreciation & Income Fund’s Class A shares delivered a negative return on net asset value of 41.43% for the year ended December 31, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined by 37.00%. The decline was widespread as every sector3 within the Index posted substantial declines. The sectors within the Index that turned in the weakest performance over the year were financials, materials, and information technology. The sectors that turned in the strongest (but still negative) performance over the year were consumer staples and health care.

Factors Impacting the Fund’s Performance

The Fund’s convertible and corporate bonds declined substantially less than the Index, but the Fund’s common stock holdings under-performed the Index.

The Fund’s common stock holdings under-performed the Index (down 54% versus down 37% for the Index) and were the primary detractors4 from performance. Common stock holdings in AutoZone5, SAP, Prologis, and Waste Connections were among the most important contributors to performance. Common stock holdings in Whole Foods, Merrill Lynch, General Growth Properties, Ambac Financial, and Forest City Enterprises were among the most important detractors from performance. The Fund no longer owns common stock holdings of AutoZone, SAP, and Prologis.

The Fund’s holdings in convertible and corporate bonds, while still turning in negative returns, out-performed the Index (down 14% versus down 37% for the Index). Convertible bond holdings in Lehman Brothers (which was convertible into Devon Energy), News America, and Valeant Pharmaceuticals were among the most important contributors to performance. The Fund’s holding in a General Growth Properties convertible bond was among the most important detractors from performance. The Fund no longer owns Lehman Brothers.

DAVIS SERIES, INC.                                                                                   Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund

Davis Real Estate Fund’s Class A shares delivered a negative return on net asset value of 46.89% for the year ended December 31, 20081. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 39.83%. All seven of the sub-industries3 within the Index delivered negative returns, with real estate operating companies, industrial REITs, and retail REITs turning in the weakest performance.

Factors Impacting the Fund’s Performance

The Fund’s retail REITs under-performed the corresponding sub-industry within the Index (down 68% versus down 50% for the Index) and were the largest detractors4 from performance. A lower relative average weighting (8% versus 22% for the Index) in this weak sub-industry improved relative performance. General Growth Properties5 and Taubman Centers were among the most important detractors from performance.

The second largest detractor from performance was office REITs. The Fund’s office REITs out-performed the corresponding sub-industry within the Index (down 33% versus down 41% for the Index). A higher relative average weighting in this sub-industry (33% versus 16% for the Index) detracted from performance. Alexandria Real Estate, Derwent London, and Boston Properties were among the most important detractors from performance. Digital Realty was among the most important contributors to the Fund’s performance.

Toll Brothers was the single most important contributor to the Fund’s performance. Other companies among the most important contributors to the Fund’s performance included Vornado Realty, U-Store-It, and AMB Property. Forest City Enterprises was the single most important detractor from the Fund’s performance. Other companies among the most important detractors included Ambac Financial and Gramercy Capital. The Fund no longer owns Gramercy Capital, Vornado Realty, Toll Brothers, U-Store-It, and Ambac Financial.

The Fund ended the year with approximately 11% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the fund.

DAVIS SERIES, INC.                                                                                   Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS SERIES, INC.                                                                                   Management’s Discussion and Analysis – (Continued)

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2008 and the annual operating expense ratios for the year ended December 31, 2008:

(without a 4.75% sales charge taken into consideration)
					EXPENSE
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION	RATIO
Davis Opportunity – A*	(44.71)%	(4.68)%	2.59%	7.73% - 12/01/94	1.15%
Davis Government Bond – A	4.38%	2.92%	3.53%	4.58% - 12/01/94	0.87%
Davis Financial – A	(45.62)%	(5.83)%	(0.23)%	10.38% - 05/01/91	1.06%
Davis Appreciation & Income – A	(41.43)%	(3.86)%	0.64%	6.21% - 05/01/92	1.07%
Davis Real Estate – A	(46.89)%	(1.78)%	5.04%	7.63% - 01/03/94	1.23%

(with a 4.75% sales charge taken into consideration)
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	(47.35)%	(5.60)%	2.09%	7.36% - 12/01/94
Davis Government Bond – A	(0.59)%	1.91%	3.04%	4.22% - 12/01/94
Davis Financial – A	(48.20)%	(6.74)%	(0.71)%	10.08% - 05/01/91
Davis Appreciation & Income – A	(44.22)%	(4.78)%	0.15%	5.90% - 05/01/92
Davis Real Estate – A	(49.41)%	(2.73)%	4.53%	7.29% - 01/03/94

				SINCE FUNDS'
BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Russell 3000® Index	(37.31)%	(1.95)%	(0.80)%	6.97% - 12/01/94
Citigroup U.S. Treasury/Agency
1-3 Year Index	6.78%	4.13%	4.83%	5.52% - 12/01/94
Standard & Poor’s 500® Index	(37.00)%	(2.19)%	(1.38)%	7.17% - 05/01/91
				6.89% - 05/01/92
Dow Jones Wilshire Real Estate
Securities Index	(39.83)%	0.62%	7.33%	8.00% - 01/03/94

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratios. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*   In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.                                                                                   Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.   The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

II.  The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities’ performance.

III. The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

IV. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3     The companies included in the Standard and Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector. The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into seven sub-industries.

4     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.                                                                                                                                                           Fund Overview

DAVIS OPPORTUNITY FUND	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	79.40%	Information Technology	19.16%	15.41%
Common Stock (Foreign)	18.35%	Health Care	14.22%	14.53%
Convertible Bonds	0.75%	Media	14.16%	2.55%
Short Term Investments	1.55%	Diversified Financials	8.90%	5.53%
Other Assets & Liabilities	(0.05)%	Insurance	6.56%	3.15%
	100.00%	Retailing	6.06%	2.93%
		Energy	5.91%	12.14%
		Capital Goods	5.18%	8.44%
		Materials	5.17%	3.37%
		Consumer Durables & Apparel	3.91%	1.14%
		Consumer Services	3.64%	2.11%
		Other	3.50%	24.78%
		Commercial & Professional
		Services	2.54%	1.11%
		Food & Staples Retailing	1.09%	2.81%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Google Inc., Class A	Software & Services	6.81%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	5.61%
Comcast Corp., Special Class A	Media	4.87%
Netflix Inc.	Retailing	4.66%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	4.30%
Grupo Televisa S.A., ADR	Media	3.75%
Markel Corp.	Property & Casualty Insurance	3.49%
Microsoft Corp.	Software & Services	3.20%
Blount International, Inc.	Capital Goods	2.86%
Yum! Brands, Inc.	Consumer Services	2.71%

DAVIS SERIES, INC.                                                                                                                                                      Portfolio Activity

DAVIS OPPORTUNITY FUND	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 2.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
Bank of New York Mellon Corp.	Capital Markets	09/02/08	2.51%
Charles Schwab Corp.	Capital Markets	12/19/08	1.37%
Cisco Systems, Inc.	Technology Hardware & Equipment	02/15/08	1.37%
Clark Holdings, Inc.	Transportation	01/07/08	0.13%
Compagnie Financiere Richemont S.A.,
Bearer Shares, Unit A	Consumer Durables & Apparel	06/17/08	–
Devon Energy Corp.	Energy	06/25/08	1.25%
Expeditors International of Washington, Inc.	Transportation	11/20/08	–
Hewlett-Packard Co.	Technology Hardware & Equipment	10/09/08	0.52%
Johnson Controls, Inc.	Automobiles & Components	01/11/08	0.41%
Kuehne & Nagel International AG,
Registered	Transportation	02/07/08	0.60%
Liberty Media Corp. - Entertainment,
Series A	Media	06/17/08	0.53%
Liberty Media Corp. - Interactive, Series A	Retailing	06/17/08	0.15%
Merrill Lynch & Co., Inc.	Capital Markets	03/06/08	–
Monsanto Co.	Materials	10/22/08	0.92%
Occidental Petroleum Corp.	Energy	06/25/08	1.49%
SAP AG, ADR	Software & Services	10/06/08	1.32%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	04/25/08	4.30%
Siemens AG, Registered	Capital Goods	06/18/08	1.05%
Yahoo! Inc.	Software & Services	06/13/08	1.03%

DAVIS SERIES, INC.                                                                                                                             Portfolio Activity – (Continued)

DAVIS OPPORTUNITY FUND	January 1, 2008 through December 31, 2008

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $5,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Aflac, Inc.	Life & Health Insurance	11/24/08	$2,828,148
Bed Bath & Beyond Inc.	Retailing	06/26/08	(1,517,692)
British American Tobacco PLC	Food, Beverage & Tobacco	11/12/08	26,523
Compagnie Financiere Richemont S.A.,
Bearer Shares, Unit A	Consumer Durables & Apparel	11/10/08	(1,666,760)
Covidien Ltd.	Health Care Equipment & Services	03/10/08	2,736,225
Dell Inc.	Technology Hardware & Equipment	10/16/08	(9,784,860)
Discover Financial Services	Consumer Finance	09/12/08	(6,335,403)
Expeditors International of Washington, Inc.	Transportation	12/17/08	166,471
Fiserv, Inc.	Software & Services	02/29/08	494,788
FPIC Insurance Group, Inc.	Property & Casualty Insurance	06/30/08	(74,498)
Franklin Electric Co., Inc.	Capital Goods	09/23/08	(1,126,183)
Harley-Davidson, Inc.	Automobiles & Components	02/12/08	(4,238,130)
Home Depot, Inc.	Retailing	01/22/08	(96,188)
Ingersoll-Rand Co., Ltd., Class A	Capital Goods	07/11/08	(320,009)
Legg Mason, Inc.	Capital Markets	08/11/08	(7,821,635)
Lincare Holdings Inc.	Health Care Equipment & Services	02/04/08	(1,718,389)
Lowe’s Cos, Inc.	Retailing	01/23/08	(1,660,006)
Merrill Lynch & Co., Inc.	Capital Markets	10/01/08	(5,928,109)
Molex Inc., Class A	Technology Hardware & Equipment	05/15/08	434,830
Nong Shim Holdings Co., Ltd.	Food, Beverage & Tobacco	02/01/08	290,738
Nymex Holdings Inc.	Diversified Financial Services	08/22/08	77,274
Omnicare, Inc.	Health Care Equipment & Services	03/10/08	(3,916,584)
Reinet Investments SCA	Diversified Financial Services	11/13/08	(2,315,563)
Sealed Air Corp.	Materials	07/09/08	(1,110,073)
SK Telecom Co., Ltd., ADR	Telecommunication Services	05/07/08	870,601
Sprint Nextel Corp.	Telecommunication Services	11/10/08	(12,553,049)
Target Corp.	Retailing	01/22/08	(17,621)
Trane, Inc.	Capital Goods	06/06/08	9,349,173
Tyco Electronics Ltd.	Technology Hardware & Equipment	02/06/08	1,686,022
Tyco International Ltd.	Capital Goods	02/06/08	1,289,930
Virgin Media Inc.	Media	07/16/08	(6,070,498)
WABCO Holdings Inc.	Automobiles & Components	11/21/08	(1,638,211)
Wachovia Corp.	Commercial Banks	02/07/08	2,991,487
Western Union Co.	Software & Services	02/29/08	249,257
WPP Group PLC	Media	12/19/08	(6,197,107)

DAVIS SERIES, INC.                                                                                                                                                    Fund Performance

DAVIS OPPORTUNITY FUND

CLASS A

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes an initial sales charge of 4.75%.)
One-Year	(47.35)%	Actual	$1,000.00	$667.32	$5.07
Five-Year	(5.60)%	Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.14
Ten-Year	2.09%

*Expenses are equal to the Class’s annualized expense ratio (1.21%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Opportunity Fund (“DOF-A”) on December 31, 1998 and paid a 4.75% sales charge. As the chart shows, by December 31, 2008, the value of your investment would have grown to $12,294 - a 22.94% increase on your initial investment. For comparison, the Russell 3000® Index is also presented on the chart below.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS OPPORTUNITY FUND

CLASS B

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(47.37)%	Actual	$1,000.00	$664.45	$8.74
Five-Year	(5.78)%	Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.58
Ten-Year	2.01%

*Expenses are equal to the Class’s annualized expense ratio (2.09%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Opportunity Fund (“DOF-B”) on December 31, 1998 and converted to Class A shares on December 31, 2005. As the chart shows, by December 31, 2008, the value of your investment would have grown to $12,200 - a 22.00% increase on your initial investment. For comparison, the Russell 3000® Index is also presented on the chart below.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS OPPORTUNITY FUND

CLASS C

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(45.70)%	Actual	$1,000.00	$664.56	$8.28
Five-Year	(5.41)%	Hypothetical (5% return before expenses)	$1,000.00	$1,015.18	$10.03
Ten-Year	1.75%

*Expenses are equal to the Class’s annualized expense ratio (1.98%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Opportunity Fund (“DOF-C”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $11,899- an 18.99% increase on your initial investment. For comparison, the Russell 3000® Index is also presented on the chart below.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS OPPORTUNITY FUND

CLASS Y

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(There is no sales charge applicable to this calculation.)
One-Year	(44.54)%	Actual	$1,000.00	$668.48	$3.73
Five-Year	(4.38)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.52
Ten-Year	2.94%

*Expenses are equal to the Class’s annualized expense ratio (0.89%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Opportunity Fund (“DOF-Y”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $13,355 - a 33.55% increase on your initial investment. For comparison, the Russell 3000® Index is also presented on the chart below.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.                                                                                                                                                           Fund Overview

DAVIS GOVERNMENT BOND FUND	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	94.26%	Collateralized Mortgage Obligations	36.71%
Short Term Investments	5.37%	Freddie Mac Mortgage Pools	28.70%
Other Assets & Liabilities	0.37%	Fannie Mae Mortgage Pools	17.00%
	100.00%	Government Agency Notes	15.96%
		Ginnie Mae Mortgage Pools	1.63%
			100.00%

Top 10 Fixed Income Holdings

(% of Fund’s Net Assets)

Freddie Mac, 4.50%, 05/01/10, Pool No. M80818	Freddie Mac Mortgage Pools	4.07%
Freddie Mac, 4.00%, 03/01/10, Pool No. M80806	Freddie Mac Mortgage Pools	3.60%
Ginnie Mae, 5.00%, 08/20/32	Collateralized Mortgage Obligations	3.56%
Freddie Mac, 3.25%, 03/10/10	Government Agency Notes	3.37%
Freddie Mac, 4.742%, 04/01/35, Pool No. 782528	Freddie Mac Mortgage Pools	2.44%
Fannie Mae, 6.00%, 09/01/17, Pool No. 665776	Fannie Mae Mortgage Pools	2.39%
Freddie Mac, 5.00%, 12/15/22	Collateralized Mortgage Obligations	2.38%
Fannie Mae, 5.00%, 12/25/17	Collateralized Mortgage Obligations	2.37%
Freddie Mac, 4.00%, 10/15/15	Collateralized Mortgage Obligations	2.31%
Fannie Mae, 5.50%, 12/25/16	Collateralized Mortgage Obligations	2.31%

DAVIS SERIES, INC.                                                                                                                                                    Fund Performance

DAVIS GOVERNMENT BOND FUND

CLASS A

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes an initial sales charge of 4.75%.)
One-Year	(0.59)%	Actual	$1,000.00	$1,027.15	$4.18
Five-Year	1.91%	Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17
Ten-Year	3.04%

*Expenses are equal to the Class’s annualized expense ratio (0.82%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Government Bond Fund (“DGBF-A”) on December 31, 1998 and paid a 4.75% sales charge. As the chart shows, by December 31, 2008, the value of your investment would have grown to $13,489 - a 34.89% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS GOVERNMENT BOND FUND

CLASS B

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(0.23)%	Actual	$1,000.00	$1,024.92	$8.45
Five-Year	1.87%	Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.42
Ten-Year	3.02%

*Expenses are equal to the Class’s annualized expense ratio (1.66%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Government Bond Fund (“DGBF-B”) on December 31, 1998 and converted to Class A shares on December 31, 2005. As the chart shows, by December 31, 2008, the value of your investment would have grown to $13,465 - a 34.65% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS GOVERNMENT BOND FUND

CLASS C

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	2.63%	Actual	$1,000.00	$1,023.36	$8.14
Five-Year	2.19%	Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11
Ten-Year	2.76%

*Expenses are equal to the Class’s annualized expense ratio (1.60%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Government Bond Fund (“DGBF-C”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $13,124 - a 31.24% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS GOVERNMENT BOND FUND

CLASS Y

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(There is no sales charge applicable to this calculation.)
One-Year	4.43%	Actual	$1,000.00	$1,027.27	$3.87
Five-Year	3.07%	Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.86
Ten-Year	3.78%

*Expenses are equal to the Class’s annualized expense ratio (0.76%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Government Bond Fund (“DGBF-Y”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $14,496 - a 44.96% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                                                           Fund Overview

DAVIS GOVERNMENT MONEY MARKET FUND	At December 31, 2008

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Federal Home Loan Bank	55.19%	0-30 Days	50.78%
Federal Farm Credit Bank	10.93%	31-90 Days	23.43%
Repurchase Agreements	9.52%	91-180 Days	20.15%
Freddie Mac	7.20%	181-397 Days	5.64%
Fannie Mae	6.82%		100.00%
Freddie Mac Mortgage Pools	3.32%
Private Export Funding	0.45%
Other Assets & Liabilities	6.57%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

Expense Example
Classes A, B, C & Y	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/08)	(12/31/08)	(07/01/08-12/31/08)
Actual	$1,000.00	$1,008.47	$2.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.17	$3.00

*Expenses are equal to the Classes’ annualized expense ratio (0.59%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

DAVIS SERIES, INC.                                                                                                                                                           Fund Overview

DAVIS FINANCIAL FUND	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	80.99%	Insurance	39.41%	2.67%
Common Stock (Foreign)	19.41%	Diversified Financials	38.32%	6.28%
Short Term Investments	0.02%	Commercial & Professional Services	6.44%	0.71%
Other Assets & Liabilities	(0.42)%	Banks	6.27%	3.36%
	100.00%	Energy	4.85%	13.31%
		Materials	2.69%	2.99%
		Consumer Services	2.02%	1.75%
		Information Technology	–	15.30%
		Health Care	–	14.76%
		Capital Goods	–	8.12%
		Food, Beverage & Tobacco	–	6.22%
		Other	–	24.53%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	11.00%
Loews Corp.	Multi-line Insurance	8.19%
American Express Co.	Consumer Finance	7.12%
Bank of New York Mellon Corp.	Capital Markets	6.60%
D&B Corp.	Commercial & Professional Services	6.46%
Markel Corp.	Property & Casualty Insurance	5.20%
State Bank of India Ltd., GDR	Commercial Banks	4.99%
Canadian Natural Resources Ltd.	Energy	4.87%
JPMorgan Chase & Co.	Diversified Financial Services	4.28%
Julius Baer Holding, AG	Capital Markets	3.67%

DAVIS SERIES, INC.                                                                                                                                                      Portfolio Activity

DAVIS FINANCIAL FUND	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 2.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
ACE Ltd.	Property & Casualty Insurance	12/18/08	1.48%
Brookfield Asset Management Inc., Class A	Capital Markets	05/06/08	1.77%
Charles Schwab Corp.	Capital Markets	12/19/08	0.11%
Goldman Sachs Group, Inc.	Capital Markets	04/17/08	2.62%
Julius Baer Holding, AG	Capital Markets	04/18/08	3.67%
T. Rowe Price Group Inc.	Capital Markets	10/10/08	0.33%
Visa Inc., Class A	Diversified Financial Services	03/18/08	1.88%
Wells Fargo & Co.	Commercial Banks	11/21/08	0.73%

Position Closed (01/01/08-12/31/08)
		Date of	Realized
Security	Industry	Final Sale	Gain
Commerce Bancorp, Inc.	Commercial Banks	01/02/08	$2,386,039

DAVIS SERIES, INC.                                                                                                                                                    Fund Performance

DAVIS FINANCIAL FUND

CLASS A

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes an initial sales charge of 4.75%.)
One-Year	(48.20)%	Actual	$1,000.00	$682.67	$4.65
Five-Year	(6.74)%	Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58
Ten-Year	(0.71)%

*Expenses are equal to the Class’s annualized expense ratio (1.10%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Financial Fund (“DFF-A”) on December 31, 1998 and paid a 4.75% sales charge. As the chart shows, by December 31, 2008, the value of your investment would have been $9,312-a 6.88% decrease on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS FINANCIAL FUND

CLASS B

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(48.04)%	Actual	$1,000.00	$678.66	$9.37
Five-Year	(6.95)%	Hypothetical (5% return before expenses)	$1,000.00	$1,013.98	$11.24
Ten-Year	(0.83)%

*Expenses are equal to the Class’s annualized expense ratio (2.22%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Financial Fund (“DFF-B”) on December 31, 1998 and converted to Class A shares on December 31, 2005. As the chart shows, by December 31, 2008, the value of your investment would have been $9,199 - an 8.01% decrease on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS FINANCIAL FUND

CLASS C

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(46.57)%	Actual	$1,000.00	$679.75	$8.44
Five-Year	(6.65)%	Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13
Ten-Year	(1.09)%

*Expenses are equal to the Class’s annualized expense ratio (2.00%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Financial Fund (“DFF-C”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have been $8,966- a 10.34% decrease on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS FINANCIAL FUND

CLASS Y

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(There is no sales charge applicable to this calculation.)
One-Year	(45.56)%	Actual	$1,000.00	$683.06	$4.44
Five-Year	(5.69)%	Hypothetical (5% return	$1,000.00	$1,019.86	$5.33
Ten-Year	(0.06)%	before expenses)

*Expenses are equal to the Class’s annualized expense ratio (1.05%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Financial Fund (“DFF-Y”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have been $9,940 - a 0.60% decrease on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                                                           Fund Overview

DAVIS APPRECIATION & INCOME FUND	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	46.63%	Real Estate	20.25%	0.98%
Convertible Bonds	37.83%	Commercial & Professional Services	11.95%	0.71%
Convertible Preferred Stocks	10.81%	Capital Goods	11.68%	8.12%
Corporate Bonds	4.60%	Retailing	9.15%	2.79%
Short Term Investments	0.17%	Information Technology	7.94%	15.30%
Other Assets & Liabilities	(0.04)%	Diversified Financials	6.94%	6.28%
	100.00%	Food, Beverage & Tobacco	5.71%	6.22%
		Energy	5.17%	13.31%
		Utilities	4.21%	4.23%
		Media	4.17%	2.57%
		Materials	3.50%	2.99%
		Health Care	3.09%	14.76%
		Food & Staples Retailing	2.99%	3.30%
		Household & Personal Products	2.11%	3.34%
		Other	1.14%	15.10%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Kohl's Corp.	Retailing	5.93%
Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	Semiconductors & Semiconductor
	Equipment	5.59%
Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	Real Estate	5.55%
School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23	Commercial & Professional Services	4.60%
Quanta Services, Inc.	Capital Goods	4.04%
Digital Realty Trust L.P., 5.50%, 12/31/49, Cum. Conv. Pfd.	Real Estate	3.55%
Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	Real Estate	3.29%
Devon Energy Corp.	Energy	3.09%
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	Food, Beverage & Tobacco	3.04%
Citigroup Inc., 6.50%, 12/31/49, Conv. Pfd.	Diversified Financial Services	3.00%

DAVIS SERIES, INC.                                                                                                                                                      Portfolio Activity

DAVIS APPRECIATION & INCOME FUND	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 3.00% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
American International Group, Inc.,
8.50%, 08/01/11, Cum. Conv. Pfd.	Multi-line Insurance	05/12/08	–
Citigroup Inc., 6.50%, 12/31/49, Conv. Pfd.	Diversified Financial Services	01/17/08	3.00%
Devon Energy Corp.	Energy	09/18/08	3.09%
Digital Realty Trust L.P., 144A Conv. Sr.
Notes, 4.125%, 08/15/26	Real Estate	01/10/08	2.19%
Digital Realty Trust L.P., 5.50%, 12/31/49,
Cum. Conv. Pfd.	Real Estate	02/01/08	3.55%
Intel Corp.	Semiconductors & Semiconductor
	Equipment	10/09/08	0.67%
ProLogis	Real Estate	02/15/08	–
SL Green Realty Corp	Real Estate	09/16/08	1.04%
Tyson Foods, Inc., Conv. Sr. Notes,
3.25%, 10/15/13	Food, Beverage & Tobacco	09/09/08	3.04%

DAVIS SERIES, INC.                                                                                                                             Portfolio Activity – (Continued)

DAVIS APPRECIATION & INCOME FUND	January 1, 2008 through December 31, 2008

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $5,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Agere Systems Inc., Conv. Sub. Notes,	Semiconductors & Semiconductor
6.50%, 12/15/09	Equipment	01/22/08	$(9,375)
American International Group, Inc.,
8.50%, 08/01/11, Cum. Conv. Pfd.	Multi-line Insurance	09/17/08	(19,134,907)
American International Group, Inc.	Multi-line Insurance	05/13/08	(8,561,643)
Amgen Inc., Conv. Sr. Notes,	Pharmaceuticals, Biotechnology & Life
0.125%, 02/01/11	Sciences	01/31/08	(350,536)
AutoZone, Inc.	Retailing	09/17/08	3,236,075
Avon Products, Inc., Sr. Notes,
4.20%, 07/15/18	Household & Personal Products	12/18/08	(348,649)
Citigroup Inc.	Diversified Financial Services	01/18/08	(4,237,647)
Coca Cola Co., Sr. Notes, 5.35%, 11/15/17	Food, Beverage & Tobacco	07/11/08	340,060
Coca Cola Co.	Food, Beverage & Tobacco	09/18/08	4,702,397
Costco Wholesale Corp.	Food & Staples Retailing	04/15/08	3,466,090
Fairchild Semiconductor Corp., Conv. Sr.	Semiconductors & Semiconductor
Sub., 5.00%, 11/01/08	Equipment	06/10/08	(217,608)
Host Hotels & Resorts Inc., Ser. 144A, Conv.
Sr. Notes, 2.625%, 04/15/27	Real Estate	02/21/08	(2,510,467)
HSBC Holdings PLC	Commercial Banks	02/05/08	(5,008)
J. C. Penney Co., Inc.	Retailing	10/10/08	(4,683,109)
JDS Uniphase Corp., Conv. Sr. Notes,
Zero coupon, 2.32%, 11/15/10	Technology Hardware & Equipment	01/22/08	430,083
Lehman Brothers Holdings Inc., Conv. Notes,
0.25%, 08/23/11	Energy	04/25/08	24,783,880
Occidental Petroleum Corp., Sr. Notes,
6.75%, 01/15/12	Energy	03/26/08	31,714
Occidental Petroleum Corp.	Energy	03/05/08	1,727,478
ProLogis	Real Estate	04/28/08	350,483
ProLogis, Conv. Sr. Notes, 1.875%, 11/15/37	Real Estate	07/18/08	(209,251)
ProLogis, 144A Conv. Sr. Notes,
2.25%, 04/01/37	Real Estate	08/19/08	(1,543,591)
SAP AG, ADR	Software & Services	09/10/08	3,630,440
Tyson Foods Inc., Sr. Notes,
6.85%, 04/01/16	Food, Beverage & Tobacco	09/04/08	(679,034)

DAVIS SERIES, INC.                                                                                                                                                    Fund Performance

DAVIS APPRECIATION & INCOME FUND

CLASS A

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes an initial sales charge of 4.75%.)
One-Year	(44.22)%	Actual	$1,000.00	$644.66	$4.63
Five-Year	(4.78)%	Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.69
Ten-Year	0.15%

*Expenses are equal to the Class’s annualized expense ratio (1.12%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Appreciation & Income Fund (“DAIF-A”) on December 31, 1998 and paid a 4.75% sales charge. As the chart shows, by December 31, 2008, the value of your investment would have grown to $10,149 -a 1.49% increase on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS APPRECIATION & INCOME FUND

CLASS B

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(44.21)%	Actual	$1,000.00	$641.82	$8.21
Five-Year	(5.01)%	Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$10.08
Ten-Year	0.00%

*Expenses are equal to the Class’s annualized expense ratio (1.99%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Appreciation & Income Fund (“DAIF-B”) on December 31, 1998 and converted to Class A shares on December 31, 2005. As the chart shows, by December 31, 2008, the value of your investment would have been $9,997 -a 0.03% decrease on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Appreciation & Income Fund, contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS APPRECIATION & INCOME FUND

CLASS C

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(42.43)%	Actual	$1,000.00	$642.42	$7.93
Five-Year	(4.66)%	Hypothetical (5% return before expenses)	$1,000.00	$1,015.48	$9.73
Ten-Year	(0.23)%

*Expenses are equal to the Class’s annualized expense ratio (1.92%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Appreciation & Income Fund (“DAIF-C”) onDecember 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have been $9,768-a 2.32% decrease on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS APPRECIATION & INCOME FUND

CLASS Y

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(There is no sales charge applicable to this calculation.)
One-Year	(41.25)%	Actual	$1,000.00	$645.64	$3.43
Five-Year	(3.61)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22
Ten-Year	0.87%

*Expenses are equal to the Class’s annualized expense ratio (0.83%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Appreciation & Income Fund (“DAIF-Y”) onDecember 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have been $10,909- a 9.09% increase on your initial investment. For comparison, the Standard and Poor’s 500® Index is also presented on the chart below.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                                                           Fund Overview

DAVIS REAL ESTATE FUND	At December 31, 2008

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire
Common Stock (U.S.)	78.76%			Real Estate
Common Stock (Foreign)	11.49%		Fund	Securities Index
Preferred Stock	2.64%	Office REITs	36.03%	15.95%
Convertible Bonds	1.22%	Specialized REITs	10.69%	27.95%
Short Term Investments	5.91%	Residential REITs	9.90%	17.51%
Other Assets & Liabilities	(0.02)%	Industrial REITs	8.62%	5.60%
	100.00%	Retail REITs	8.08%	22.33%
		Transportation	6.46%	–
		Diversified REITs	6.35%	9.30%
		Diversified Real Estate Activities	5.67%	–
		Real Estate Operating Companies	4.21%	1.36%
		Capital Markets	3.99%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Digital Realty Trust, Inc.	Office REITs	7.16%
Alexandria Real Estate Equities, Inc.	Office REITs	6.62%
Cousins Properties, Inc.	Diversified REITs	5.98%
Ventas, Inc.	Specialized REITs	5.80%
Corporate Office Properties Trust	Office REITs	5.54%
American Campus Communities, Inc.	Residential REITs	5.02%
Cogdell Spencer, Inc.	Specialized REITs	4.26%
Taubman Centers, Inc.	Retail REITs	3.98%
Derwent London PLC	Office REITs	3.87%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.80%

DAVIS SERIES, INC.                                                                                                                                                      Portfolio Activity

DAVIS REAL ESTATE FUND	January 1, 2008 through December 31, 2008

New Positions Added (01/01/08-12/31/08)

(Highlighted positions are those greater than 3.50% of 12/31/08 total net assets)

Security	Industry	Date of 1st Purchase	% of 12/31/08 Fund Net Assets
AMB Property Corp., 6.75%, Series M, Pfd.	Industrial REITs	11/19/08	1.00%
Brookfield Asset Management Inc., Class A	Capital Markets	08/13/08	3.75%
Cogdell Spencer, Inc.	Specialized REITs	01/24/08	4.26%
Digital Realty, 8.50%, Series A, Pfd.	Office REITs	10/27/08	0.43%
Douglas Emmett, Inc.	Office REITs	11/05/08	2.66%
Federal Realty Investment Trust	Retail REITs	02/14/08	3.02%
Mitsubishi Estate Co., Ltd.	Diversified Real Estate Activities	01/08/08	–
SL Green Realty Corp., 7.625%, Series C, Pfd.	Office REITs	12/18/08	0.67%
St. Joe Co.	Diversified Real Estate Activities	10/22/08	3.55%
U-Store-It Trust	Specialized REITs	02/29/08	–

Positions Closed (01/01/08-12/31/08)

(Gains and losses greater than $9,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
AMB Property Corp.	Industrial REITs	07/21/08	$(2,997,998)
Ambac Financial Group, Inc.	Property & Casualty Insurance	05/22/08	(15,518,919)
AvalonBay Communities Inc.	Residential REITs	10/10/08	(4,832,124)
General Electric Co.	Capital Goods	01/07/08	(483,040)
General Growth Properties, Inc., Ser.
144A Conv. Sr. Notes, 3.98%, 4/15/27	Retail REITs	01/11/08	(3,626,053)
Gramercy Capital Corp.	Diversified REITs	11/11/08	(14,211,857)
Kimco Realty Corp.	Retail REITs	07/08/08	9,662,362
Mitsubishi Estate Co., Ltd.	Diversified Real Estate Activities	10/09/08	(1,087,676)
Regency Centers Corp.	Retail REITs	10/13/08	5,845,091
Toll Brothers, Inc.	Homebuilding	02/27/08	4,210,107
U-Store-It Trust	Specialized REITs	05/12/08	867,411
Vornado Realty Trust	Diversified REITs	03/25/08	(1,245,816)

DAVIS SERIES, INC.                                                                                                                                                    Fund Performance

DAVIS REAL ESTATE FUND

CLASS A

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes an initial sales charge of 4.75%.)
One-Year	(49.41)%	Actual	$1,000.00	$577.34	$5.08
Five-Year	(2.73)%	Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50
Ten-Year	4.53%

*Expenses are equal to the Class’s annualized expense ratio (1.28%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Real Estate Fund (“DREF-A”) on December 31, 1998 and paid a 4.75% sales charge. As the chart shows, by December 31, 2008, the value of your investment would have grown to $15,577 - a 55.77% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS REAL ESTATE FUND

CLASS B

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(49.41)%	Actual	$1,000.00	$573.99	$8.86
Five-Year	(2.78)%	Hypothetical (5% return before expenses)	$1,000.00	$1,013.88	$11.34
Ten-Year	4.46%

*Expenses are equal to the Class’s annualized expense ratio (2.24%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Real Estate Fund (“DREF-B”) on December 31, 1998 and converted to Class A shares on December 31, 2005. As the chart shows, by December 31, 2008, the value of your investment would have grown to $15,481 - a 54.81% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS REAL ESTATE FUND

CLASS C

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(This calculation includes any applicable contingent deferred sales charge.)
One-Year	(47.83)%	Actual	$1,000.00	$574.78	$8.19
Five-Year	(2.51)%	Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	$10.48
Ten-Year	4.23%

*Expenses are equal to the Class’s annualized expense ratio (2.07%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Real Estate Fund (“DREF-C”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $15,134 - a 51.34% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                          Fund Performance – (Continued)

DAVIS REAL ESTATE FUND

CLASS Y

Average Annual Total Return for the periods ended December 31, 2008		Expense Example	Beginning Account Value (07/01/08)	Ending Account Value (12/31/08)	Expenses Paid During Period* (07/01/08- 12/31/08)
(There is no sales charge applicable to this calculation.)
One-Year	(46.75)%	Actual	$1,000.00	$577.93	$3.81
Five-Year	(1.43)%	Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88
Ten-Year	5.42%

*Expenses are equal to the Class’s annualized expense ratio (0.96%), multiplied by the average account valueover the period, multiplied by 184/366 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 41 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Real Estate Fund (“DREF-Y”) on December 31, 1998. As the chart shows, by December 31, 2008, the value of your investment would have grown to $16,952 - a 69.52% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.                                                                                                                                              Notes to Performance

The following disclosure provides important information regarding each Fund’s Expense Example, which appears in each Class’s Fund Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/08 to 12/31/08.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.                                                                                                                                          Schedule of Investments

DAVIS OPPORTUNITY FUND	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (97.75%)
CONSUMER DISCRETIONARY - (27.78%)
Automobiles & Components – (0.41%)
101,850	Johnson Controls, Inc.	$1,849,596

Consumer Durables & Apparel – (3.85%)
349,610	Garmin Ltd.	6,696,780
323,279	Hunter Douglas NV (Netherlands)	10,642,652

		17,339,432

Consumer Services – (3.59%)
173,830	H&R Block, Inc.	3,949,418
387,750	Yum! Brands, Inc.	12,214,125

		16,163,543

Media – (13.96%)
1,360,400	Comcast Corp., Special Class A	21,950,054
1,130,320	Grupo Televisa S.A., ADR (Mexico)	16,886,981
275,416	Lagardere S.C.A. (France)	11,189,666
135,570	Liberty Media Corp. - Entertainment, Series A *	2,367,052
406,580	News Corp., Class A	3,689,713
297,000	Walt Disney Co.	6,738,930

		62,822,396

Retailing – (5.97%)
662,720	CarMax, Inc. *	5,222,234
214,700	Liberty Media Corp. - Interactive, Series A *	668,790
702,600	Netflix Inc. *	20,997,201

		26,888,225

	TOTAL CONSUMER DISCRETIONARY	125,063,192

CONSUMER STAPLES - (1.96%)
Food & Staples Retailing – (1.07%)
70,920	Costco Wholesale Corp.	3,721,882
115,300	Whole Foods Market, Inc.	1,089,008

		4,810,890

Food, Beverage & Tobacco – (0.89%)
140,905	Heineken Holding NV (Netherlands)	4,024,898

	TOTAL CONSUMER STAPLES	8,835,788

ENERGY - (5.82%)
85,800	Devon Energy Corp.	5,637,918
111,800	Occidental Petroleum Corp.	6,706,882
224,110	Tenaris S.A., ADR (Argentina)	4,701,828
194,159	Transocean Ltd. *	9,174,012

	TOTAL ENERGY	26,220,640

FINANCIALS - (15.60%)
Diversified Financials – (8.77%)
	Capital Markets – (4.50%)
398,810	Bank of New York Mellon Corp.	11,298,287
382,500	Charles Schwab Corp.	6,186,938
731,465	E*TRADE Financial Corp. *	837,527
50,372	Julius Baer Holding, AG (Switzerland)	1,952,282

		20,275,034

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (4.27%)
2,334	CME Group Inc.	$485,285
495,450	Oaktree Capital Group LLC, Class A (a)	9,413,550
139,285	Pargesa Holdings S.A., Bearer Shares (Switzerland)	9,308,663

		19,207,498

		39,482,532

Insurance – (6.46%)
	Insurance Brokers – (0.15%)
31,746	Brown & Brown, Inc.	663,492

	Life & Health Insurance – (0.64%)
160,040	Power Corp. of Canada (Canada)	2,906,518

	Property & Casualty Insurance – (3.73%)
539,301	Ambac Financial Group, Inc.	701,091
52,495	Markel Corp. *	15,696,005
100,810	MBIA Inc. *	410,297

		16,807,393

	Reinsurance – (1.94%)
32,790	Everest Re Group, Ltd.	2,496,631
34,230	RenaissanceRe Holdings Ltd.	1,764,899
111,325	Transatlantic Holdings, Inc.	4,459,679

		8,721,209

		29,098,612

Real Estate – (0.37%)
111,439	Redwood Trust, Inc.	1,661,555

	TOTAL FINANCIALS	70,242,699

HEALTH CARE - (14.00%)
Health Care Equipment & Services – (4.09%)
67,355	Cardinal Health, Inc.	2,321,727
250,190	IDEXX Laboratories, Inc. *	9,005,589
266,600	UnitedHealth Group Inc.	7,091,560

		18,418,876

Pharmaceuticals, Biotechnology & Life Sciences – (9.91%)
422,660	Johnson & Johnson	25,287,748
1,136,200	Schering-Plough Corp.	19,349,486

		44,637,234

	TOTAL HEALTH CARE	63,056,110

INDUSTRIALS - (8.34%)
Capital Goods – (5.11%)
1,360,568	Blount International, Inc. *	12,898,185
262,570	Shaw Group Inc. *	5,374,808
62,570	Siemens AG, Registered (Germany)	4,710,485

		22,983,478

Commercial & Professional Services – (2.50%)
27,970	D&B Corp.	2,159,284
368,580	Iron Mountain Inc. *	9,114,983

		11,274,267

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.73%)
958,000	Clark Holdings, Inc. *(b)	$598,750
41,600	Kuehne & Nagel International AG, Registered (Switzerland)	2,694,361

		3,293,111

	TOTAL INDUSTRIALS	37,550,856

INFORMATION TECHNOLOGY - (18.87%)
Semiconductors & Semiconductor Equipment – (2.69%)
781,680	Texas Instruments Inc.	12,131,674

Software & Services – (12.39%)
673,672	Convera Corp., Class A *	163,365
99,649	Google Inc., Class A *	30,651,036
740,560	Microsoft Corp.	14,400,189
164,000	SAP AG, ADR (Germany)	5,940,080
380,000	Yahoo! Inc. *	4,626,500

		55,781,170

Technology Hardware & Equipment – (3.79%)
546,000	Agilent Technologies, Inc. *	8,533,980
378,400	Cisco Systems, Inc. *	6,162,244
64,900	Hewlett-Packard Co.	2,355,221

		17,051,445

	TOTAL INFORMATION TECHNOLOGY	84,964,289

MATERIALS - (5.09%)
59,000	Monsanto Co.	4,150,650
262,560	Sigma-Aldrich Corp.	11,083,971
961,400	Sino-Forest Corp. (Canada)*	7,686,527

	TOTAL MATERIALS	22,921,148

TELECOMMUNICATION SERVICES - (0.29%)
44,450	American Tower Corp., Class A *	1,303,274

	TOTAL TELECOMMUNICATION SERVICES	1,303,274

	TOTAL COMMON STOCK – (Identified cost $585,121,115)	440,157,996

CONVERTIBLE BONDS - (0.75%)
TELECOMMUNICATION SERVICES - (0.75%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	3,367,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	3,367,000

SHORT TERM INVESTMENTS - (1.55%)
3,494,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $3,494,012
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $3,563,880)	3,494,000
1,456,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $1,456,003
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $1,485,120)	1,456,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$2,038,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $2,038,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $2,078,760)	$2,038,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $6,988,000)	6,988,000

	Total Investments – (100.05%) – (Identified cost $597,709,115) – (c)	450,512,996
	Liabilities Less Other Assets – (0.05%)	(242,013)

	Net Assets – (100.00%)	$450,270,983

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.
(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended December 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of December 31, 2008, amounts to $598,750. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares December 31, 2008	Dividend Income
Clark Holdings, Inc.	–	978,700	20,700	958,000	$–

    (c)           Aggregate cost for federal income tax purposes is $605,545,590. At December 31, 2008 unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$27,109,734
Unrealized depreciation	(182,142,328)
Net unrealized depreciation	$(155,032,594)

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                          Schedule of Investments

DAVIS GOVERNMENT BOND FUND	December 31, 2008

Principal	Security	Value (Note 1)
GOVERNMENT AGENCY NOTES - (15.04%)
$125,000	Fannie Mae, 6.50%, 07/15/09	$129,007
500,000	Fannie Mae, 4.00%, 11/09/09	513,280
130,000	Fannie Mae, 3.00%, 12/18/09	130,083
500,000	Fannie Mae, 5.00%, 07/28/10	528,176
180,000	Fannie Mae, 3.50%, 06/03/11	180,379
3,000,000	Fannie Mae, 4.00%, 08/18/11	3,050,825
195,000	Fannie Mae, 4.125%, 01/30/12	195,504
400,000	Fannie Mae, 4.00%, 01/28/13	426,367
500,000	Federal Farm Credit Bank, 4.125%, 07/17/09	509,827
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	358,413
600,000	Federal Home Loan Bank, 5.00%, 11/03/09	619,596
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,043,872
185,000	Federal Home Loan Bank, 4.75%, 08/13/10	194,994
459,263	Federal Home Loan Bank, 4.75%, 10/25/10	466,815
990,688	Federal Home Loan Bank, 5.30%, 06/15/12	1,054,155
2,000,000	Federal Home Loan Bank, 4.95%, 07/09/12	2,037,640
1,098,824	Final Maturity Amortizing Notes, 4.10%, 01/25/10	1,123,526
2,618,320	Final Maturity Amortizing Notes, 4.62%, 04/25/10	2,674,221
745,046	Final Maturity Amortizing Notes, 4.10%, 11/25/10	757,675
200,000	Freddie Mac, 4.00%, 09/22/09	204,695
5,000,000	Freddie Mac, 3.25%, 03/10/10	5,024,702
200,000	Freddie Mac, 5.00%, 10/18/10	212,642
1,000,000	Freddie Mac, 5.25%, 02/24/11	1,005,229

	TOTAL GOVERNMENT AGENCY NOTES –	22,441,623
	(Identified cost $22,081,146)

MORTGAGES - (79.22%)
COLLATERALIZED MORTGAGE OBLIGATIONS - (34.60%)
84,056	Fannie Mae, 5.00%, 07/25/15	84,916
3,353,919	Fannie Mae, 5.50%, 12/25/16	3,449,560
1,568,299	Fannie Mae, 5.00%, 02/25/17	1,596,534
3,479,043	Fannie Mae, 5.00%, 12/25/17	3,529,071
1,571,015	Fannie Mae, 4.50%, 07/25/21	1,585,536
997,204	Fannie Mae, 5.00%, 08/25/23	1,002,356
1,451,552	Fannie Mae, 5.50%, 11/25/23	1,483,143
441,282	Fannie Mae, 8.00%, 12/17/24	449,210
616,349	Fannie Mae, 5.00%, 02/25/25	623,165
987,553	Fannie Mae, 5.50%, 11/25/25	996,627
1,504,119	Fannie Mae, 5.50%, 01/25/28	1,505,926
3,049,602	Fannie Mae, 5.50%, 06/25/30	3,060,462
720,574	Freddie Mac, 4.00%, 09/15/10	724,364
472,749	Freddie Mac, 5.00%, 08/15/14	474,506
3,417,500	Freddie Mac, 4.00%, 10/15/15	3,451,220
1,829,268	Freddie Mac, 5.00%, 08/15/16	1,859,838
1,960,595	Freddie Mac, 5.00%, 01/15/18	2,000,706
1,250,000	Freddie Mac, 4.50%, 09/15/18	1,263,675
3,517,066	Freddie Mac, 5.00%, 12/15/22	3,551,644
414,359	Freddie Mac, 5.00%, 06/15/25	420,489
1,363,665	Freddie Mac, 5.50%, 10/15/25	1,378,155
175,627	Freddie Mac, 5.50%, 02/15/26	177,411

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$300,000	Freddie Mac, 5.00%, 05/15/27	$307,742
2,000,000	Freddie Mac, 5.00%, 05/15/27	2,029,543
2,000,000	Freddie Mac, 5.00%, 10/15/27	2,033,863
2,378,026	Freddie Mac, 5.50%, 12/15/27	2,404,461
274,899	Freddie Mac, 6.00%, 03/15/30	278,905
1,411,354	Freddie Mac, 5.50%, 12/15/30	1,433,361
1,876,948	Freddie Mac, 6.00%, 05/15/35	1,855,061
224,941	Ginnie Mae, 6.00%, 03/20/14	225,466
1,073,861	Ginnie Mae, 6.00%, 05/16/30	1,080,541
5,257,511	Ginnie Mae, 5.00%, 08/20/32	5,305,728

	Total Collateralized Mortgage Obligations	51,623,185

FANNIE MAE POOLS - (16.03%)
181,304	5.50%, 09/01/09, Pool No. 254469	182,476
2,282,623	4.50%, 11/01/09, Pool No. 254566	2,308,604
330,840	4.00%, 08/01/10, Pool No. 254861	335,852
702,786	4.00%, 09/01/10, Pool No. 254901	715,824
2,269,096	3.50%, 04/01/11, Pool No. 255245	2,303,431
535,132	4.50%, 01/01/13, Pool No. 254646	550,450
1,229,479	4.564%, 01/01/15, Pool No. 725788	1,254,772
3,427,158	6.00%, 09/01/17, Pool No. 665776	3,563,709
1,819,686	5.00%, 03/01/18, Pool No. 357369	1,883,943
2,585,814	4.50%, 08/01/18, Pool No. 254833	2,671,146
1,789,150	4.00%, 01/01/19, Pool No. 976841	1,825,604
172,553	6.50%, 07/01/32, Pool No. 635069	180,523
1,999,111	4.667%, 10/01/32, Pool No. 648917 (a)	1,977,027
1,017,702	4.809%, 05/01/35, Pool No. 826242 (a)	1,026,510
1,435,425	5.066%, 01/01/36, Pool No. 848973 (a)	1,455,198
276,250	5.803%, 03/01/36, Pool No. 843396 (a)	268,626
1,379,779	5.613%, 04/01/36, Pool No. 851605 (a)	1,404,060

	Total Fannie Mae Pools	23,907,755

FREDDIE MAC POOLS - (27.05%)
544,569	4.00%, 02/01/09, Pool No. L75353	545,634
1,723,248	4.00%, 03/01/09, Pool No. M90903	1,727,709
1,266,015	4.50%, 04/01/09, Pool No. M90914	1,268,797
1,154,616	4.50%, 07/01/09, Pool No. M90934	1,162,385
409,583	4.50%, 10/01/09, Pool No. M80778	414,166
1,112,541	5.00%, 02/01/10, Pool No. M90972	1,126,633
5,301,969	4.00%, 03/01/10, Pool No. M80806	5,373,960
816,712	4.50%, 03/01/10, Pool No. M80807	828,191
5,974,264	4.50%, 05/01/10, Pool No. M80818	6,075,350
696,408	3.00%, 10/01/10, Pool No. M91001	695,968
807,671	4.00%, 11/01/10, Pool No. M80864	824,190
3,217,933	4.50%, 11/01/10, Pool No. M80865	3,293,889
1,205,951	4.00%, 02/01/11, Pool No. M80897	1,233,726
2,374,810	4.00%, 03/01/11, Pool No. M80903	2,429,505
1,011,350	5.00%, 03/01/12, Pool No. M80963	1,042,702
857,549	3.50%, 04/01/12, Pool No. M80974	874,813
1,218,412	4.00%, 12/01/12, Pool No. M81008	1,254,279
920,863	4.50%, 03/01/15, Pool No. B18794	929,811

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (CONTINUED)
$2,890,699	5.00%, 05/01/21, Pool No. G13296	$2,990,789
1,897,382	5.50%, 06/01/22, Pool No. G12688	1,956,557
681,497	4.532%, 12/01/34, Pool No. 1H1238 (a)	672,631
3,648,278	4.742%, 04/01/35, Pool No. 782528 (a)	3,638,129

	Total Freddie Mac Pools	40,359,814

GINNIE MAE POOLS - (1.54%)
2,222,056	6.50%, 09/15/13, Pool No. 780856	2,289,968

	Total Ginnie Mae Pools	2,289,968

	TOTAL MORTGAGES – (Identified cost $117,151,278)	118,180,722

SHORT TERM INVESTMENTS - (5.37%)
4,005,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $4,005,013
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $4,085,100)	4,005,000
1,669,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $1,669,004
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $1,702,380)	1,669,000
2,337,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $2,337,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $2,383,740)	2,337,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $8,011,000)	8,011,000

	Total Investments – (99.63%) – (Identified cost $147,243,424) – (b)	148,633,345
	Other Assets Less Liabilities – (0.37%)	547,019

	Net Assets – (100.00%)	$149,180,364

(a)	The interest rates on adjustable rate securities, shown as of December 31, 2008, may change daily or less frequently and are based on indices of market interest rates.
(b)	Aggregate cost for federal income tax purposes is $147,243,424. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,623,840
	Unrealized depreciation	(233,919)

	Net unrealized appreciation	$1,389,921

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                          Schedule of Investments

DAVIS GOVERNMENT MONEY MARKET FUND	December 31, 2008

Principal	Security	Value (Note 1)
FANNIE MAE - (6.82%)
$2,336,000	5.25%, 01/15/09	$2,338,493
4,000,000	5.00%, 01/23/09	4,006,316
2,000,000	3.25%, 02/15/09	2,000,575
7,500,000	6.0769%, 02/17/09 (a)	7,543,483
300,000	3.60%, 03/03/09	300,377
2,400,000	3.85%, 04/14/09	2,410,158
600,000	4.02%, 04/20/09	601,973
7,000,000	3.00%, 05/01/09 (b)	6,930,000
300,000	4.25%, 05/15/09	302,535
509,000	6.625%, 09/15/09	524,997

	TOTAL FANNIE MAE – (Identified cost $26,958,907)	26,958,907

FEDERAL FARM CREDIT BANK - (10.93%)
20,000,000	0.861%, 01/02/09 (a)	20,000,000
8,381,000	2.49%, 02/05/09 (b)	8,360,711
300,000	4.875%, 04/13/09	301,334
1,000,000	4.125%, 04/15/09	1,003,106
12,000,000	1.15%, 06/02/09 (a)	12,016,582
500,000	4.125%, 07/17/09	501,907
1,000,000	4.75%, 08/03/09	1,011,349

	TOTAL FEDERAL FARM CREDIT BANK –	43,194,989
	(Identified cost $43,194,989)

FEDERAL HOME LOAN BANK - (55.19%)
10,000,000	3.20%, 01/05/09 (b)	9,996,444
5,000,000	3.31%, 01/09/09 (b)	4,996,322
9,000,000	3.25%, 01/13/09	9,001,387
5,000,000	3.25%, 01/14/09	5,000,000
20,000,000	3.664%, 01/23/09 (a)	20,001,854
3,000,000	0.20%, 01/27/09 (b)	2,999,567
3,000,000	5.477%, 01/28/09	3,005,788
5,000,000	3.30%, 02/02/09 (b)	4,985,333
6,000,000	2.76%, 02/12/09	6,000,000
600,000	3.70%, 02/12/09	601,575
1,000,000	3.50%, 02/13/09	1,000,952
12,000,000	0.66%, 02/18/09 (a)	12,000,000
4,000,000	0.63%, 02/25/09 (a)	4,000,000
3,000,000	3.20%, 02/27/09 (b)	2,984,800
12,000,000	1.095%, 03/13/09 (a)	11,993,633
10,000,000	2.50%, 03/17/09	10,001,782
17,000,000	0.35%, 03/20/09 (a)	17,000,000
1,000,000	3.32%, 03/30/09	1,001,574
17,000,000	3.58%, 03/30/09	17,007,563
750,000	4.08%, 03/30/09	752,059
5,000,000	2.32%, 04/01/09	4,995,424
5,000,000	0.39%, 04/03/09 (a)	5,000,000
5,200,000	3.24%, 04/03/09	5,200,859
5,000,000	0.43%, 04/08/09 (a)	5,000,000
2,000,000	3.00%, 04/15/09	2,000,225
1,000,000	4.00%, 04/21/09	1,003,205

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK – (CONTINUED)
$1,250,000	5.863%, 04/22/09	$1,262,263
3,500,000	5.00%, 04/23/09	3,524,643
1,500,000	2.32%, 04/28/09	1,505,587
1,800,000	2.60%, 05/14/09	1,798,131
4,000,000	4.25%, 05/15/09	4,025,342
1,000,000	2.036%, 05/18/09 (a)	998,195
1,700,000	2.75%, 06/04/09	1,696,730
2,590,000	5.25%, 06/12/09	2,625,018
12,500,000	3.05%, 06/18/09	12,496,769
2,200,000	5.25%, 06/19/09	2,234,296
1,360,000	5.375%, 07/17/09	1,376,546
500,000	4.50%, 08/11/09	511,020
500,000	5.25%, 09/11/09	508,785
6,000,000	4.449%, 10/13/09 (a)	6,012,739
10,000,000	3.50%, 10/14/09	10,024,500

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $218,130,910)	218,130,910

FREDDIE MAC - (7.20%)
500,000	4.875%, 02/17/09	501,206
10,000,000	4.75%, 03/05/09	10,035,802
2,321,000	5.75%, 03/15/09	2,336,255
1,000,000	3.755%, 03/18/09	1,002,060
6,660,000	3.375%, 04/15/09	6,673,807
910,000	3.00%, 05/04/09 (b)	900,673
2,300,000	5.00%, 06/11/09	2,318,104
500,000	4.25%, 07/15/09	505,074
4,000,000	6.625%, 09/15/09	4,162,679

	TOTAL FREDDIE MAC – (Identified cost $28,435,660)	28,435,660

MORTGAGES - (3.32%)
FREDDIE MAC POOLS - (3.32%)
978,628	4.00%, 02/01/09, Pool No. M90895	979,247
1,495,839	3.50%, 03/01/09, Pool No. M90909	1,496,363
351,602	4.50%, 03/01/09, Pool No. M90904	352,096
2,677,965	3.50%, 04/01/09, Pool No. M90913	2,679,957
5,908,068	4.50%, 04/01/09, Pool No. M90914	5,909,367
1,678,491	5.00%, 11/01/09, Pool No. M80779	1,701,851

	Total Freddie Mac Pools	13,118,881

	TOTAL MORTGAGES – (Identified cost $13,118,881)	13,118,881

PRIVATE EXPORT FUNDING - (0.45%)
1,780,000	3.375%, 02/15/09	1,784,462

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,784,462)	1,784,462

REPURCHASE AGREEMENTS - (9.52%)
18,814,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $18,814,063
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $19,190,280)	18,814,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
REPURCHASE AGREEMENTS – (CONTINUED)
$7,839,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $7,839,017
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $7,995,780)	$7,839,000
10,974,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $10,974,030
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $11,193,480)	10,974,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $37,627,000)	37,627,000

	Total Investments – (93.43%) – (Identified cost $369,250,809) – (c)	369,250,809
	Other Assets Less Liabilities – (6.57%)	25,960,178

	Net Assets – (100.00%)	$395,210,987

(a)

The interest rates on floating rate securities, shown as of December 31, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for federal income tax purposes is $369,250,809.
See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                          Schedule of Investments

DAVIS FINANCIAL FUND	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (100.40%)
CONSUMER DISCRETIONARY - (2.03%)
Consumer Services – (2.03%)
452,100	H&R Block, Inc.	$10,271,712

	TOTAL CONSUMER DISCRETIONARY	10,271,712

ENERGY - (4.87%)
618,700	Canadian Natural Resources Ltd. (Canada)	24,735,626

	TOTAL ENERGY	24,735,626

FINANCIALS - (84.34%)
Banks – (6.30%)
	Commercial Banks – (6.30%)
150,700	ICICI Bank Ltd., ADR (India)	2,900,975
459,950	State Bank of India Ltd., GDR (India)	25,342,658
126,500	Wells Fargo & Co.	3,729,220

		31,972,853

Diversified Financials – (38.47%)
	Capital Markets – (17.27%)
393,500	Ameriprise Financial, Inc.	9,192,160
1,183,200	Bank of New York Mellon Corp.	33,520,056
587,300	Brookfield Asset Management Inc., Class A (Canada)	8,968,071
33,100	Charles Schwab Corp.	535,393
157,400	Goldman Sachs Group, Inc.	13,282,986
480,300	Julius Baer Holding, AG (Switzerland)	18,615,127
160,350	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	1,866,474
47,200	T. Rowe Price Group Inc.	1,670,408

		87,650,675

	Consumer Finance – (7.47%)
1,949,000	American Express Co.	36,153,950
1,351,000	First Marblehead Corp. *	1,742,790

		37,896,740

	Diversified Financial Services – (13.73%)
689,060	JPMorgan Chase & Co.	21,726,062
872,600	Moody's Corp.	17,530,534
972,000	Oaktree Capital Group LLC, Class A (a)	18,468,000
106,400	RHJ International (Belgium)*	514,688
396,550	RHJ International, 144A (Belgium)(b)(c)*	1,918,271
182,000	Visa Inc., Class A	9,545,900

		69,703,455

		195,250,870

Insurance – (39.57%)
	Life & Health Insurance – (3.06%)
334,733	China Life Insurance Co., Ltd., ADR (China)	15,531,611

	Multi-line Insurance – (8.46%)
866,796	American International Group, Inc.	1,360,870
1,470,600	Loews Corp.	41,544,450

		42,905,320

	Property & Casualty Insurance – (13.67%)
141,500	ACE Ltd.	7,488,180

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
169,800	Ambac Financial Group, Inc.	$220,740
337,300	FPIC Insurance Group, Inc. *	14,697,848
88,200	Markel Corp. *	26,371,800
534,000	MBIA Inc. *	2,173,380
1,244,000	Progressive Corp. (Ohio)	18,423,640

		69,375,588

Reinsurance – (14.38%)
225,000	Everest Re Group, Ltd.	17,131,500
1,394,187	Transatlantic Holdings, Inc.	55,851,131

		72,982,631

		200,795,150

	TOTAL FINANCIALS	428,018,873

INDUSTRIALS - (6.46%)
Commercial & Professional Services – (6.46%)
424,750	D&B Corp.	32,790,700

	TOTAL INDUSTRIALS	32,790,700

MATERIALS - (2.70%)
918,000	Sealed Air Corp.	13,714,920

	TOTAL MATERIALS	13,714,920

	TOTAL COMMON STOCK – (Identified cost $564,797,848)	509,531,831

SHORT TERM INVESTMENTS - (0.02%)
$54,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $54,000
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $55,080)	54,000
23,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $23,000
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $23,460)	23,000
32,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $32,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $32,640)	32,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $109,000)	109,000

	Total Investments – (100.42%) – (Identified cost $564,906,848) – (d)	509,640,831
	Liabilities Less Other Assets – (0.42%)	(2,118,957)

	Net Assets – (100.00%)	$507,521,874

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (Continued)	December 31, 2008

(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $1,918,271, or 0.38% of the Fund's net assets, as of December 31, 2008.

(c)	Restricted Security - See Note 8 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $564,966,095. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$112,779,112
	Unrealized depreciation	(168,104,376)

	Net unrealized depreciation	$(55,325,264)

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                          Schedule of Investments

DAVIS APPRECIATION & INCOME FUND	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (46.63%)
CONSUMER DISCRETIONARY - (9.16%)
Media – (1.57%)
525,000	News Corp., Class A	$4,764,375
115,000	News Corp., Class B	1,101,125

		5,865,500

Retailing – (7.59%)
121,213	Amazon.com, Inc. *	6,214,590
612,400	Kohl's Corp. *	22,168,880

		28,383,470

	TOTAL CONSUMER DISCRETIONARY	34,248,970

CONSUMER STAPLES - (7.75%)
Food & Staples Retailing – (2.98%)
1,180,000	Whole Foods Market, Inc.	11,145,100

Food, Beverage & Tobacco – (2.67%)
1,137,300	Tyson Foods, Inc., Class A	9,962,748

Household & Personal Products – (2.10%)
327,200	Avon Products, Inc.	7,862,616

	TOTAL CONSUMER STAPLES	28,970,464

ENERGY - (4.60%)
176,000	Devon Energy Corp.	11,564,960
472,000	Nabors Industries Ltd. *	5,649,840

	TOTAL ENERGY	17,214,800

FINANCIALS - (6.31%)
Diversified Financials – (3.93%)
Capital Markets – (2.42%)
777,750	Merrill Lynch & Co., Inc. (merged into Bank of America Corp. on January 2, 2009)	9,053,010

Consumer Finance – (1.51%)
305,000	American Express Co.	5,657,750

		14,710,760

Insurance – (0.27%)
	Property & Casualty Insurance – (0.27%)
772,300	Ambac Financial Group, Inc.	1,003,990

Real Estate – (2.11%)
490,040	Forest City Enterprises, Inc., Class A	3,283,268
559,300	General Growth Properties, Inc.	721,497
150,000	SL Green Realty Corp.	3,885,000

		7,889,765

	TOTAL FINANCIALS	23,604,515

HEALTH CARE - (2.18%)
Health Care Equipment & Services – (2.18%)
216,500	Universal Health Services, Inc., Class B	8,133,905

	TOTAL HEALTH CARE	8,133,905

INDUSTRIALS - (11.45%)
Capital Goods – (8.30%)
431,200	General Electric Co.	6,985,440
638,400	Masco Corp.	7,105,392

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
763,290	Quanta Services, Inc. *	$15,113,142
200,000	United Rentals, Inc. *	1,824,000

		31,027,974

Commercial & Professional Services – (3.15%)
120,000	School Specialty, Inc. *	2,295,000
300,000	Waste Connections, Inc. *	9,471,000

		11,766,000

	TOTAL INDUSTRIALS	42,793,974

INFORMATION TECHNOLOGY - (2.34%)
Semiconductors & Semiconductor Equipment – (2.34%)
457,900	Fairchild Semiconductor International, Inc. *	2,239,131
170,000	Intel Corp.	2,495,600
296,700	International Rectifier Corp. *	4,005,450

		8,740,181

	TOTAL INFORMATION TECHNOLOGY	8,740,181

MATERIALS - (1.56%)
390,000	Sealed Air Corp.	5,826,600

	TOTAL MATERIALS	5,826,600

UTILITIES - (1.28%)
580,700	AES Corp. *	4,784,968

	TOTAL UTILITIES	4,784,968

	TOTAL COMMON STOCK – (Identified cost $382,529,895)	174,318,377

CONVERTIBLE PREFERRED STOCK - (10.81%)
FINANCIALS - (6.55%)
Diversified Financials – (3.00%)
	Diversified Financial Services – (3.00%)
400,000	Citigroup Inc., 6.50%, 12/31/49, Conv. Pfd.	11,196,000

Real Estate – (3.55%)
650,000	Digital Realty Trust L.P., 5.50%, 12/31/49, Cum. Conv. Pfd.	13,284,375

	TOTAL FINANCIALS	24,480,375

INDUSTRIALS - (1.34%)
Capital Goods – (0.47%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	1,742,138

Transportation – (0.87%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	3,266,325

	TOTAL INDUSTRIALS	5,008,463

UTILITIES - (2.92%)
288,810	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	10,928,571

	TOTAL UTILITIES	10,928,571

	TOTAL CONVERTIBLE PREFERRED STOCK –	40,417,409
	(Identified cost $54,879,026)

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (37.83%)
CONSUMER DISCRETIONARY - (2.59%)
Media – (2.59%)
$16,050,000	News America Inc., Conv. Notes, Zero coupon, 3.38%, 02/28/21 (a)(b)(c)	$9,687,459

	TOTAL CONSUMER DISCRETIONARY	9,687,459

CONSUMER STAPLES - (3.04%)
Food, Beverage & Tobacco – (3.04%)
14,000,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	11,357,500

	TOTAL CONSUMER STAPLES	11,357,500

ENERGY - (0.55%)
2,500,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,071,875

	TOTAL ENERGY	2,071,875

FINANCIALS - (13.73%)
Real Estate – (13.73%)
7,750,000	Digital Realty Trust L.P., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (d)	8,170,554
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	12,316,500
21,000,000	General Growth Properties, Inc., 144A Conv. Sr. Notes, 3.98%, 04/15/27 (d)	1,706,250
10,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	8,375,000
24,000,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	20,760,000

		51,328,304

	TOTAL FINANCIALS	51,328,304

HEALTH CARE - (0.91%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.91%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	3,393,000

	TOTAL HEALTH CARE	3,393,000

INDUSTRIALS - (9.48%)
Capital Goods – (0.69%)
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	2,587,985

Commercial & Professional Services – (8.79%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	5,971,250
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (e)	17,211,154
9,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	9,675,000

		32,857,404

	TOTAL INDUSTRIALS	35,445,389

INFORMATION TECHNOLOGY - (5.59%)
Semiconductors & Semiconductor Equipment – (5.59%)
24,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	20,910,000

	TOTAL INFORMATION TECHNOLOGY	20,910,000

MATERIALS - (1.94%)
8,000,000	Sealed Air Corp., 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (d)	7,240,000

	TOTAL MATERIALS	7,240,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $196,321,450)	141,433,527

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
CORPORATE BONDS - (4.60%)
CONSUMER DISCRETIONARY - (1.55%)
Retailing – (1.55%)
$1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	$1,546,026
5,300,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	4,251,178

		5,797,204

	TOTAL CONSUMER DISCRETIONARY	5,797,204

FINANCIALS - (0.84%)
Real Estate – (0.84%)
14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	3,150,000

	TOTAL FINANCIALS	3,150,000

INDUSTRIALS - (2.21%)
Capital Goods – (2.21%)
12,000,000	Masco Corp., 6.125%, 10/03/16	8,247,696

	TOTAL INDUSTRIALS	8,247,696

	TOTAL CORPORATE BONDS – (Identified cost $31,370,230)	17,194,900

SHORT TERM INVESTMENTS - (0.17%)
315,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $315,001
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $321,300)	315,000
131,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $131,000
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $133,620)	131,000
184,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $184,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $187,680)	184,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $630,000)	630,000

	Total Investments – (100.04%) – (Identified cost $665,730,601) – (f)	373,994,213
	Liabilities Less Other Assets – (0.04%)	(150,789)

	Net Assets – (100.00%)	$373,843,424

*	Non-Income producing security.
(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.
(b)

As of December 31, 2008, zero coupon bonds represented $9,687,459, or 2.59% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $17,116,804, or 4.58% of the Fund's net assets, as of December 31, 2008.

(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	December 31, 2008

(f)	Aggregate cost for federal income tax purposes is $665,918,097. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,752,606
	Unrealized depreciation	(299,676,490)

	Net unrealized depreciation	$(291,923,884)

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                          Schedule of Investments

DAVIS REAL ESTATE FUND	December 31, 2008

Shares	Security	Value (Note 1)
COMMON STOCK - (90.25%)
FINANCIALS - (84.17%)
Diversified Financials – (3.75%)
Capital Markets – (3.75%)
660,450	Brookfield Asset Management Inc., Class A (Canada)	$10,085,071

Real Estate – (80.42%)
Real Estate Investment Trusts (REITs) – (71.12%)
	Diversified REITs – (5.98%)
1,158,300	Cousins Properties, Inc.	16,042,455

	Industrial REITs – (6.16%)
2,658,100	Brixton PLC (United Kingdom)	5,137,895
1,291,200	DCT Industrial Trust Inc.	6,533,472
524,500	First Potomac Realty Trust	4,877,850

		16,549,217

	Office REITs – (32.53%)
294,613	Alexandria Real Estate Equities, Inc.	17,776,948
173,242	Boston Properties, Inc.	9,528,310
484,838	Corporate Office Properties Trust	14,884,527
987,419	Derwent London PLC (United Kingdom)	10,387,077
585,300	Digital Realty Trust, Inc.	19,227,105
546,500	Douglas Emmett, Inc.	7,137,290
324,800	SL Green Realty Corp.	8,412,320

		87,353,577

	Residential REITs – (8.79%)
658,000	American Campus Communities, Inc.	13,475,840
131,800	Essex Property Trust, Inc.	10,115,650

		23,591,490

	Retail REITs – (7.60%)
130,700	Federal Realty Investment Trust	8,113,856
1,248,657	General Growth Properties, Inc.	1,610,768
419,600	Taubman Centers, Inc.	10,683,016

		20,407,640

	Specialized REITs – (10.06%)
1,222,847	Cogdell Spencer, Inc. (a)	11,445,848
464,000	Ventas, Inc.	15,576,480

		27,022,328

		190,966,707

Real Estate Management & Development – (9.30%)
	Diversified Real Estate Activities – (5.34%)
288,000	Mitsui Fudosan Co., Ltd. (Japan)	4,801,601
392,000	St. Joe Co. *	9,533,440

		14,335,041

	Real Estate Operating Companies – (3.96%)
1,522,884	Forest City Enterprises, Inc., Class A	10,203,323

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (Continued)	December 31, 2008

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (Continued)
2,286,100	Minerva PLC (United Kingdom)*	$445,091

		10,648,414

		24,983,455

		215,950,162

	TOTAL FINANCIALS	226,035,233

INDUSTRIALS - (6.08%)
Transportation – (6.08%)
320,800	Alexander & Baldwin, Inc.	8,039,248
109,300	Burlington Northern Santa Fe Corp.	8,275,103

		16,314,351

	TOTAL INDUSTRIALS	16,314,351

	TOTAL COMMON STOCK – (Identified cost $451,682,921)	242,349,584

PREFERRED STOCK - (2.64%)
FINANCIALS - (2.64%)
Real Estate – (2.64%)
Real Estate Investment Trusts (REITs) – (2.64%)
	Industrial REITs – (1.00%)
171,000	AMB Property Corp., 6.75%, Series M	2,689,830

	Office REITs – (1.10%)
71,693	Digital Realty, 8.50%, Series A	1,151,569
111,600	SL Green Realty Corp., 7.625%, Series C	1,813,779

		2,965,348

	Residential REITs – (0.54%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	1,442,100

	TOTAL FINANCIALS	7,097,278

	TOTAL PREFERRED STOCK – (Identified cost $5,659,121)	7,097,278

CONVERTIBLE BONDS - (1.22%)
FINANCIALS - (1.22%)
Real Estate – (1.22%)
Real Estate Investment Trusts (REITs) – (1.22%)
	Industrial REITs – (0.95%)
$5,727,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	2,548,515

	Office REITs – (0.27%)
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	730,313

	TOTAL FINANCIALS	3,278,828

	TOTAL CONVERTIBLE BONDS – (Identified cost $3,451,409)	3,278,828

SHORT TERM INVESTMENTS - (5.91%)
7,934,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 01/02/09, dated 12/31/08, repurchase value of $7,934,026
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/20/38, total market value $8,092,680)	7,934,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (Continued)	December 31, 2008

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$3,306,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.04%, 01/02/09, dated 12/31/08, repurchase value of $3,306,007
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-5.50%, 05/01/35-05/01/38, total market value $3,372,120)	$3,306,000
4,628,000	UBS Securities LLC Joint Repurchase Agreement,
	0.05%, 01/02/09, dated 12/31/08, repurchase value of $4,628,013
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 06/01/17-02/01/38, total market value $4,720,560)	4,628,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $15,868,000)	15,868,000

	Total Investments – (100.02%) – (Identified cost $476,661,451) – (c)	268,593,690
	Liabilities Less Other Assets – (0.02%)	(63,985)

	Net Assets – (100.00%)	$268,529,705

*	Non-Income producing security.

(a)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended December 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of December 31, 2008, amounts to $11,445,848. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares December 31, 2008	Dividend Income
Cogdell Spencer, Inc.	–	1,222,847	–	1,222,847	$536,624

(b) This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $730,313, or 0.27% of the Fund's net assets, as of December 31, 2008.

(c) Aggregate cost for federal income tax purposes is $476,906,579. At December 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,344,308
Unrealized depreciation	(211,657,197)
Net unrealized depreciation	$(208,312,889)

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At December 31, 2008

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$449,914,246	$148,633,345	$369,250,809	$509,640,831	$373,994,213	$257,147,842
Affiliated companies	598,750	–	–	–	–	11,445,848
Cash	5,098	4,245	14,523	16,587	124,769	7,333
Cash - foreign currencies**	31,956	–	–	–	–	375,754
Receivables:
Capital stock sold	2,681,204	577,385	25,166,587	1,516,341	1,748,453	654,245
Dividends and interest	521,955	726,831	1,853,072	138,915	1,745,958	1,720,531
Prepaid expenses	7,555	1,122	5,158	8,281	6,429	6,013
Total assets	453,760,764	149,942,928	396,290,149	511,320,955	377,619,822	271,357,566
LIABILITIES:
Payables:
Investment securities purchased	–	–	–	–	–	454,832
Capital stock redeemed	2,526,575	394,903	724,564	2,909,274	3,101,992	1,830,764
Distributions payable	–	109,353	7,783	–	–	–
Accrued management fees	285,504	40,584	179,337	321,890	239,900	177,382
Accrued transfer agent fees	283,172	34,714	30,428	218,608	136,003	177,960
Accrued distribution and service plan fees	288,031	98,461	–	272,774	203,625	153,538
Other accrued expenses	106,499	84,549	137,050	76,535	94,878	33,385
Total liabilities	3,489,781	762,564	1,079,162	3,799,081	3,776,398	2,827,861
NET ASSETS	$450,270,983	$149,180,364	$395,210,987	$507,521,874	$373,843,424	$268,529,705
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$334,081	$263,950	$3,952,110	$261,908	$231,176	$175,459
Additional paid-in capital	713,721,672	151,977,267	391,258,877	570,302,365	670,014,365	486,076,899
Undistributed (overdistributed) net investment income	(262,212)	–	–	594,360	165,146	(16,911)
Accumulated net realized losses from investments and foreign currency transactions	(116,326,262)	(4,450,774)	–	(8,371,641)	(4,830,875)	(9,638,342)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(147,196,296)	1,389,921	–	(55,265,118)	(291,736,388)	(208,067,400)
Net Assets	$450,270,983	$149,180,364	$395,210,987	$507,521,874	$373,843,424	$268,529,705

*Including:
Cost of investments:
Unaffiliated companies	$589,999,823	$147,243,424	$369,250,809	$564,906,848	$665,730,601	$457,657,407
Affiliated companies	7,709,292	–	–	–	–	19,004,044
**Cost of cash - foreign currencies	32,309	–	–	–	–	384,368

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At December 31, 2008

	Davis Opportunity Fund	Davis Government Bond Fund		Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$266,524,872	$91,851,635		$331,032,714	$425,853,993	$227,940,050	$202,877,775
Shares outstanding	19,141,586	16,249,247		331,032,714	21,592,018	14,111,886	13,272,121
Net asset value and redemption price per share (Net Assets ÷ Shares Outstanding)	$13.92	$5.65		$1.00	$19.72	$16.15	$15.29
Maximum offering price per share (100/95.25 of net asset value)*	$14.61	$5.93	$	N/A	$20.70	$16.96	$16.05
CLASS B SHARES:
Net assets	$21,950,761	$16,442,035		$31,915,647	$14,235,903	$16,890,503	$7,581,143
Shares outstanding	1,829,372	2,916,973		31,915,647	829,022	1,056,705	500,992
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$12.00	$5.64		$1.00	$17.17	$15.98	$15.13
CLASS C SHARES:
Net assets	$119,676,191	$39,260,638		$32,113,573	$58,473,971	$79,698,903	$28,788,985
Shares outstanding	9,494,799	6,943,199		32,113,573	3,325,447	4,908,959	1,879,159
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$12.60	$5.65		$1.00	$17.58	$16.24	$15.32
CLASS Y SHARES:
Net assets	$42,119,159	$1,626,056		$149,053	$8,958,007	$49,313,968	$29,281,802
Shares Outstanding	2,942,310	285,612		149,053	444,276	3,040,035	1,893,664
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$14.31	$5.69		$1.00	$20.16	$16.22	$15.46

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                                       Statements of Operations

For the year ended December 31, 2008

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*	$11,184,820	$–	$–	$11,421,832	$9,251,656	$12,773,369
Affiliated companies	–	–	–	–	–	536,624
Interest	903,998	3,880,861	14,064,526	175,821	12,740,087	828,338
Total income	12,088,818	3,880,861	14,064,526	11,597,653	21,991,743	14,138,331

Expenses:
Management fees (Note 2)	4,849,402	280,049	2,321,102	4,828,953	4,374,091	3,430,599
Custodian fees	122,986	38,629	63,474	99,940	128,746	80,042
Transfer agent fees:
Class A	801,973	68,567	118,621	811,751	470,788	757,489
Class B	106,829	27,106	7,464	107,076	58,781	55,453
Class C	363,460	33,862	5,445	173,385	164,129	125,293
Class Y	71,218	2,753	31	24,069	40,124	49,044
Audit fees	21,600	18,000	21,600	33,600	22,800	30,000
Legal fees	16,000	2,500	10,778	17,187	14,299	10,919
Accounting fees (Note 2)	9,504	2,832	17,836	10,168	9,164	7,832
Reports to shareholders	221,420	26,953	88,201	184,778	175,266	202,872
Directors’ fees and expenses	82,721	15,464	56,581	85,864	73,013	56,524
Registration and filing fees	95,000	68,000	60,150	85,013	117,500	71,457
Interest expense	–	–	–	8,738	–	–
Miscellaneous	23,320	9,866	9,594	26,337	18,514	18,456
Payments under distribution
plan (Note 3):
Class A	1,094,774	129,973	–	1,243,476	919,416	892,564
Class B	387,606	143,533	–	296,932	308,073	163,025
Class C	1,960,781	253,618	–	792,484	1,314,550	578,462
Total expenses	10,228,594	1,121,705	2,780,877	8,829,751	8,209,254	6,530,031
Expenses paid indirectly (Note 6)	(711)	(269)	(27)	(1,698)	(975)	(1,160)
Net expenses	10,227,883	1,121,436	2,780,850	8,828,053	8,208,279	6,528,871
Net investment income	1,860,935	2,759,425	11,283,676	2,769,600	13,783,464	7,609,460

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies	(98,497,184)	266,942	–	(8,312,393)	(2,481,552)	(16,948,283)
Affiliated companies	(114,868)	–	–	–	–	–
Foreign currency transactions	(53,471)	–	–	(9,603)	–	(7,578)
Net change in unrealized appreciation (depreciation)	(322,839,932)	924,030	–	(434,667,201)	(320,576,140)	(255,911,728)
Net realized and unrealized gain (loss) on investments and foreign currency	(421,505,455)	1,190,972	–	(442,989,197)	(323,057,692)	(272,867,589)
Net increase (decrease) in net assets resulting from operations	$(419,644,520)	$3,950,397	$11,283,676	$(440,219,597)	$(309,274,228)	$(265,258,129)

*Net of foreign taxes withheld as follows	$457,649	$–	$–	$53,651	$18,284	$98,640

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                  Statements of Changes in Net Assets

For the year ended December 31, 2008

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$1,860,935	$2,759,425	$11,283,676	$2,769,600	$13,783,464	$7,609,460
Net realized gain (loss) from investments and foreign currency transactions	(98,665,523)	266,942	–	(8,321,996)	(2,481,552)	(16,955,861)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(322,839,932)	924,030	–	(434,667,201)	(320,576,140)	(255,911,728)
Net increase (decrease) in net assets resulting from operations	(419,644,520)	3,950,397	11,283,676	(440,219,597)	(309,274,228)	(265,258,129)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(1,772,333)	(10,253,371)	(3,090,586)	(9,255,862)	(1,255,582)
Class B	–	(375,503)	(608,705)	–	(416,018)	(29,482)
Class C	–	(673,420)	(418,899)	–	(1,901,373)	(115,912)
Class Y	–	(29,328)	(2,701)	(80,009)	(1,997,373)	(196,252)
Realized gains from investment transactions:
Class A	–	–	–	(39,368,129)	–	(6,702,307)
Class B	–	–	–	(1,521,457)	–	(253,781)
Class C	–	–	–	(5,830,612)	–	(988,259)
Class Y	–	–	–	(788,404)	–	(911,087)
Return of capital:
Class A	(118,578)	–	–	–	–	(4,742,665)
Class B	–	–	–	–	–	(111,363)
Class C	–	–	–	–	–	(437,832)
Class Y	(196,448)	–	–	–	–	(741,294)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(157,164,375)	63,904,783	(227,850,483)	97,276,571	(137,197,977)	(47,554,620)
Class B	(16,586,730)	5,931,908	7,499,297	(17,969,985)	(12,486,997)	(8,560,035)
Class C	(57,227,835)	24,245,470	19,121,318	24,998,932	(25,991,618)	(12,434,625)
Class Y	(1,762,606)	1,209,297	(5,152)	7,478,186	(14,246,313)	1,719,014
Total increase (decrease) in net assets	(652,701,092)	96,391,271	(201,235,020)	(379,115,090)	(512,767,759)	(348,574,211)

NET ASSETS:
Beginning of year	1,102,972,075	52,789,093	596,446,007	886,636,964	886,611,183	617,103,916
End of year*	$450,270,983	$149,180,364	$395,210,987	$507,521,874	$373,843,424	$268,529,705

*Including undistributed	$(262,212)	$–	$–	$594,360	$165,146	$(16,911)
(overdistributed) net investment
income of

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                  Statements of Changes in Net Assets

For the year ended December 31, 2007

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income (loss)	$(651,472)	$1,682,091	$25,326,942	$2,849,358	$15,540,665	$13,569,315
Net realized gain (loss) from investments, futures, and foreign currency transactions	50,631,688	(133,281)	–	130,724,507	33,020,673	105,243,004
Net change in unrealized appreciation (depreciation) on investments	(68,162,642)	779,791	–	(184,069,497)	(51,102,387)	(235,838,076)
Net increase (decrease) in net assets resulting from operations	(18,182,426)	2,328,601	25,326,942	(50,495,632)	(2,541,049)	(117,025,757)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(4,546,451)	(957,413)	(23,769,789)	(1,641,225)	(10,942,478)	(7,476,145)
Class B	–	(381,001)	(1,132,324)	–	(564,907)	(223,651)
Class C	–	(288,855)	(420,630)	–	(1,704,587)	(586,158)
Class Y	(779,812)	(16,590)	(4,199)	(33,445)	(2,112,918)	(1,215,348)
Realized gains from investment transactions:
Class A	(45,044,252)	–	–	(70,754,835)	(25,875,219)	(105,630,236)
Class B	(4,680,294)	–	–	(5,752,982)	(2,069,656)	(6,069,168)
Class C	(21,053,016)	–	–	(8,956,338)	(7,434,793)	(17,279,219)
Class Y	(5,126,757)	–	–	(848,138)	(4,794,076)	(12,925,829)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	55,965,384	4,710,947	31,712,702	35,957,027	210,820,392	86,325,671
Class B	(15,831,035)	(3,794,231)	73,102	(36,199,944)	(4,887,770)	(18,486,395)
Class C	54,765,250	7,109,122	6,478,508	5,119,178	90,360,705	(11,890,524)
Class Y	16,671,213	101,857	74,205	(399,777)	62,623,396	(32,084,272)
Total increase (decrease) in net assets	12,157,804	8,812,437	38,338,517	(134,006,111)	300,877,040	(244,567,031)

NET ASSETS:
Beginning of year	1,090,814,271	43,976,656	558,107,490	1,020,643,075	585,734,143	861,670,947
End of year*	$1,102,972,075	$52,789,093	$596,446,007	$886,636,964	$886,611,183	$617,103,916

*Including undistributed	$(7,161,629)	$–	$–	$1,174,639	$(47,692)	$(7,519,612)
(overdistributed) net investment
income

See Notes to Financial Statements

DAVIS SERIES, INC.                                                                                                                               Notes to Financial Statements

December 31, 2008

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as “junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. VALUATION OF SECURITIES –The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s investments carried at value:

	Investment in Securities at Value
				Davis			Davis
	Davis		Davis	Government	Davis		Appreciation	Davis
	Opportunity		Government	Money Market	Financial		& Income	Real Estate
	Fund		Bond Fund	Fund	Fund		Fund	Fund
Valuation inputs
Level 1 – Quoted prices	$386,221,439		$–	$–	$446,591,358		$196,442,948	$228,675,198
Level 2 – Other Significant
Observable Inputs	64,291,557	*	148,633,345	369,250,809	63,049,473	*	177,551,265	39,918,492	*
Level 3 – Significant Unobservable
Inputs	–		–	–	–		–	–
Total	$450,512,996		$148,633,345	$369,250,809	$509,640,831		$373,994,213	$268,593,690

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

B. MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS SERIES, INC.                                                                           Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

D.	FOREIGN CURRENCY – (CONTINUED)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

E. FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At December 31, 2008, Davis Government Bond Fund had approximately $494,000 of capital loss carryforward expire unutilized. At December 31, 2008, each fund had available for federal income tax purposes unused capital loss carryforwards, post October 2008 capital losses, and post October 2008 foreign currency losses as follows:

	Capital Loss Carryforwards
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Expiring
12/31/2009	$–	$–	$–	$–	$–
12/31/2010	–	–	–	–	–
12/31/2011	–	2,128,000	–	–	–
12/31/2012	–	1,243,000	–	–	–
12/31/2013	–	403,000	–	–	–
12/31/2014	–	304,000	–	–	–
12/31/2015	–	137,000	–	–	–
12/31/2016	86,853,000	–	8,312,000	430,000	8,689,000
	$86,853,000	$4,215,000	$8,312,000	$430,000	$8,689,000

	Post October 2008 Capital Losses (expire December 31, 2017)	Post October 2008 Foreign Currency Losses (deferred)
Davis Opportunity Fund	$21,862,000	$37,000
Davis Government Bond Fund	236,000	–
Davis Appreciation & Income Fund	4,214,000	–
Davis Real Estate Fund	704,000	17,000

F.  USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

H. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2008, for Davis Opportunity Fund, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $5,038,482, an increase in accumulated net realized losses of $435,477, and a decrease in additional paid in capital of $4,603,005; for Davis Government Bond Fund, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $91,159, a decrease in accumulated net realized losses of $403,186, and a decrease in additional paid in capital of $494,345; for Davis Financial Fund, amounts have been reclassified to reflect a decrease in undistributed net investment income of $179,284 and a corresponding decrease in accumulated net realized losses; for Davis Real Estate Fund, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $1,490,469, a decrease in accumulated net realized losses of $47,868, and a decrease in additional paid in capital of $1,538,337. The Funds’ net assets have not been affected by these reclassifications.

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

I.	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – (CONTINUED)

The tax character of distributions paid during the years ended December 31, 2008 and 2007, was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

Davis Opportunity Fund
2008	$ –	$ –	$ 315,026	$ 315,026
2007	12,582,397	68,648,185	–	81,230,582
Davis Government Bond Fund
2008	2,850,584	–	–	2,850,584
2007	1,643,859	–	–	1,643,859
Davis Government Money Market Fund
2008	11,283,676	–	–	11,283,676
2007	25,326,942	–	–	25,326,942
Davis Financial Fund
2008	3,328,494	47,350,703	–	50,679,197
2007	1,674,670	86,312,293	–	87,986,963
Davis Appreciation & Income Fund
2008	13,570,626	–	–	13,570,626
2007	28,017,614	27,481,020	–	55,498,634
Davis Real Estate Fund
2008	2,908,014	7,544,648	6,033,154	16,485,816
2007	13,503,572	137,902,182	–	151,405,754

As of December 31, 2008 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Undistributed net investment income	$–	$–	$594,360	$165,146	$–
Accumulated net realized losses from investments and foreign currency transactions	(108,752,000)	(4,450,774)	(8,312,394)	(4,643,379)	(9,410,125)
Net unrealized appreciation (depreciation) on investments	(155,032,770)	1,389,921	(55,324,365)	(291,923,884)	(208,312,528)
Total	$(263,784,770)	$(3,060,853)	$(63,042,399)	$(296,402,117)	$(217,722,653)

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 2 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.The annual rate for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% for the first $250 million of average net assets, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the year ended December 31, 2008, approximated 0.65%, 0.47%, 0.65%, 0.66%, and 0.69% of average net assets for the Davis Opportunity Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively. The annual rate for the Davis Government Bond Fund is 0.30% of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended December 31, 2008 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $73,121, $9,779, $15,208, $75,939, $51,061, and $45,877, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the year ended December 31, 2008 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $9,504, $2,832, $17,836, $10,168, $9,164, and $7,832, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

NOTE 3 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended December 31, 2008, Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”) received $234,034, $82,951, $1,267,228, $302,789, and $261,679 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $34,219, $10,008, $194,123, $47,696, and $40,738 were retained by the Underwriter and the remaining $199,815, $72,943, $1,073,105, $255,093, and $220,941 were re-allowed to investment dealers. The Underwriter paid the costs of prospectuses, in excess of those required to be filed as part of the Funds’ registration statement, sales literature, and other expenses assumed or incurred in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the year ended December 31, 2008 was $1,094,774, $129,973, $1,243,476, $919,416, and $892,564, respectively.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
December 31, 2008

NOTE 3 – DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pays a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. ("FINRA"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount each Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended December 31, 2008, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $291,097, $107,410, $223,274, $231,168, and $122,424, respectively and service fees of $96,509, $36,123, $73,658, $76,905, and $40,601, respectively.

Commission advances by the Distributor during the year ended December 31, 2008 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $52,890, $15,926, $221,830, $62,436, and $22,238, respectively, all of which were re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,646,005, $5,792,706, $29,800,160, $8,979,425, and $17,149,306, respectively, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution chargesand the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended December 31, 2008, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $103,850, $40,488, $54,014, $113,122, and $34,372, respectively.

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Class C shares of the Funds (other than Davis Government Money Market Fund) pays a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 3 – DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND – (CONTINUED)

During the year ended December 31, 2008, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments, which included distribution fees of $1,470,586, $190,214, $594,363, $985,913, and $433,847, respectively, and service fees of $490,195, $63,404, $198,121, $328,637, and $144,615, respectively.

Commission advances by the Distributor during the year ended December 31, 2008, on the sale of Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $134,727, $23,478, $364,479, $143,292, and $53,756, respectively, all of which were re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $18,015,134, $239,864, $22,565,179, $13,089,798, and $11,393,600, respectively, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution chargesand the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase. During the year ended December 31, 2008, the Distributor received $38,177, $10,207, $41,611, $44,692, and $7,010 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2008 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$218,931,677	$168,472,854	$136,978,250	$182,042,330	$209,552,667
Proceeds of sales	459,621,749	58,130,380	67,100,056	333,254,654	276,489,990

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 5 – CAPITAL STOCK

At December 31, 2008, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

CLASS A	Year ended December 31, 2008
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	4,241,650	14,185,191	716,678,185	6,570,444	3,720,547	2,538,842
Shares issued in reinvestment
of distributions	9,151	284,542	10,176,283	1,850,106	328,720	717,064
	4,250,801	14,469,733	726,854,468	8,420,550	4,049,267	3,255,906
Shares redeemed	(11,981,317)	(3,081,760)	(954,704,951)	(5,010,033)	(10,063,513)	(5,084,748)
Net increase (decrease)	(7,730,516)	11,387,973	(227,850,483)	3,410,517	(6,014,246)	(1,828,842)

Proceeds from shares sold	$77,804,558	$79,604,585	$716,678,185	$212,189,593	$88,397,474	$67,179,339
Proceeds from shares issued in
reinvestment of distributions	111,144	1,597,296	10,176,283	32,061,220	7,822,616	11,673,045
	77,915,702	81,201,881	726,854,468	244,250,813	96,220,090	78,852,384
Cost of shares redeemed	(235,080,077)	(17,297,098)	(954,704,951)	(146,974,242)	(233,418,067)	(126,407,004)
Net increase (decrease)	$(157,164,375)	$63,904,783	$(227,850,483)	$97,276,571	$(137,197,977)	$(47,554,620)

CLASS A	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	7,079,827	2,874,814	781,109,806	2,703,292	10,300,765	3,472,460
Shares issued in reinvestment
of distributions	1,880,169	146,558	23,638,063	1,634,760	1,067,947	3,418,959
	8,959,996	3,021,372	804,747,869	4,338,052	11,368,712	6,891,419
Shares redeemed	(6,805,796)	(2,169,021)	(773,035,167)	(3,386,734)	(4,499,437)	(4,142,913)
Net increase	2,154,200	852,351	31,712,702	951,318	6,869,275	2,748,506

Proceeds from shares sold	$197,873,450	$15,907,865	$781,109,806	$126,903,967	$316,083,656	$156,197,972
Proceeds from shares issued in
reinvestment of distributions	47,568,272	810,961	23,638,063	69,101,099	31,153,345	108,780,954
	245,441,722	16,718,826	804,747,869	196,005,066	347,237,001	264,978,926
Cost of shares redeemed	(189,476,338)	(12,007,879)	(773,035,167)	(160,048,039)	(136,416,609)	(178,653,255)
Net increase	$55,965,384	$4,710,947	$31,712,702	$35,957,027	$210,820,392	$86,325,671

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS B	Year ended December 31, 2008
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	219,868	3,058,175	21,248,189	235,172	211,372	46,718
Shares issued in reinvestment
of distributions	–	54,171	550,582	96,189	14,925	25,502
	219,868	3,112,346	21,798,771	331,361	226,297	72,220
Shares redeemed	(1,148,802)	(2,057,821)	(14,299,474)	(899,439)	(750,157)	(392,479)
Net increase (decrease)	(928,934)	1,054,525	7,499,297	(568,078)	(523,860)	(320,259)

Proceeds from shares sold	$3,188,326	$17,143,110	$21,248,189	$6,841,592	$4,693,748	$1,286,389
Proceeds from shares issued in
reinvestment of distributions	–	303,337	550,582	1,453,409	357,368	372,479
	3,188,326	17,446,447	21,798,771	8,295,001	5,051,116	1,658,868
Cost of shares redeemed	(19,775,056)	(11,514,539)	(14,299,474)	(26,264,986)	(17,538,113)	(10,218,903)
Net increase (decrease)	$(16,586,730)	$5,931,908	$7,499,297	$(17,969,985)	$(12,486,997)	$(8,560,035)

CLASS B	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	367,264	1,396,472	13,379,304	95,335	511,225	86,950
Shares issued in reinvestment
of distributions	192,152	52,403	1,017,521	143,728	79,685	183,131
	559,416	1,448,875	14,396,825	239,063	590,910	270,081
Shares redeemed	(1,184,261)	(2,139,532)	(14,323,723)	(1,073,080)	(748,380)	(647,917)
Net increase (decrease)	(624,845)	(690,657)	73,102	(834,017)	(157,470)	(377,836)

Proceeds from shares sold	$8,994,773	$7,702,716	$13,379,304	$3,973,564	$15,558,534	$4,062,234
Proceeds from shares issued in
reinvestment of distributions	4,227,348	289,144	1,017,521	5,382,613	2,286,738	5,738,902
	13,222,121	7,991,860	14,396,825	9,356,177	17,845,272	9,801,136
Cost of shares redeemed	(29,053,156)	(11,786,091)	(14,323,723)	(45,556,121)	(22,733,042)	(28,287,531)
Net increase (decrease)	$(15,831,035)	$(3,794,231)	$73,102	$(36,199,944)	$(4,887,770)	$(18,486,395)

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS C	Year ended December 31, 2008
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	2,384,398	7,456,659	40,767,262	1,494,450	1,459,878	283,618
Shares issued in reinvestment
of distributions	–	105,433	390,667	354,966	68,834	97,645
	2,384,398	7,562,092	41,157,929	1,849,416	1,528,712	381,263
Shares redeemed	(5,384,999)	(3,252,106)	(22,036,611)	(895,809)	(2,598,830)	(904,882)
Net increase (decrease)	(3,000,601)	4,309,986	19,121,318	953,607	(1,070,118)	(523,619)

Proceeds from shares sold	$35,167,600	$41,908,139	$40,767,262	$42,628,926	$30,224,222	$7,614,962
Proceeds from shares issued in
reinvestment of distributions	–	592,176	390,667	5,487,859	1,661,484	1,433,968
	35,167,600	42,500,315	41,157,929	48,116,785	31,885,706	9,048,930
Cost of shares redeemed	(92,395,435)	(18,254,845)	(22,036,611)	(23,117,853)	(57,877,324)	(21,483,555)
Net increase (decrease)	$(57,227,835)	$24,245,470	$19,121,318	$24,998,932	$(25,991,618)	$(12,434,625)

CLASS C	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	3,370,947	2,368,781	17,961,249	467,502	3,308,820	384,634
Shares issued in reinvestment
of distributions	868,460	45,318	392,886	216,265	284,186	521,523
	4,239,407	2,414,099	18,354,135	683,767	3,593,006	906,157
Shares redeemed	(2,041,815)	(1,135,392)	(11,875,627)	(525,672)	(652,847)	(1,061,065)
Net increase (decrease)	2,197,592	1,278,707	6,478,508	158,095	2,940,159	(154,908)

Proceeds from shares sold	$86,214,919	$13,134,970	$17,961,249	$19,463,025	$101,860,758	$17,666,936
Proceeds from shares issued in
reinvestment of distributions	20,044,045	251,099	392,886	8,261,344	8,266,370	16,509,697
	106,258,964	13,386,069	18,354,135	27,724,369	110,127,128	34,176,633
Cost of shares redeemed	(51,493,714)	(6,276,947)	(11,875,627)	(22,605,191)	(19,766,423)	(46,067,157)
Net increase (decrease)	$54,765,250	$7,109,122	$6,478,508	$5,119,178	$90,360,705	$(11,890,524)

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 5 – CAPITAL STOCK – (CONTINUED)

CLASS Y	Year ended December 31, 2008
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	1,761,724	311,451	67,227	320,379	1,032,931	531,932
Shares issued in reinvestment
of distributions	11,355	4,518	2,541	45,708	79,066	108,453
	1,773,079	315,969	69,768	366,087	1,111,997	640,385
Shares redeemed	(1,857,819)	(102,944)	(74,920)	(134,581)	(1,789,496)	(628,372)
Net increase (decrease)	(84,740)	213,025	(5,152)	231,506	(677,499)	12,013

Proceeds from shares sold	$34,500,987	$1,764,983	$67,227	$10,700,917	$25,566,795	$13,298,230
Proceeds from shares
issued in reinvestment
of distributions	141,710	25,562	2,541	809,954	1,856,195	1,821,122
	34,642,697	1,790,545	69,768	11,510,871	27,422,990	15,119,352
Cost of shares redeemed	(36,405,303)	(581,248)	(74,920)	(4,032,685)	(41,669,303)	(13,400,338)
Net increase (decrease)	$(1,762,606)	$1,209,297	$(5,152)	$7,478,186	$(14,246,313)	$1,719,014

CLASS Y	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	1,273,415	130,727	68,192	54,383	2,338,304	347,674
Shares issued in reinvestment
of distributions	208,234	2,483	6,013	17,972	217,643	426,970
	1,481,649	133,210	74,205	72,355	2,555,947	774,644
Shares redeemed	(879,310)	(114,869)	–	(77,992)	(515,892)	(1,325,110)
Net increase (decrease)	602,339	18,341	74,205	(5,637)	2,040,055	(550,466)

Proceeds from shares sold	$36,418,592	$728,379	$68,192	$2,592,731	$71,871,573	$16,204,610
Proceeds from shares
issued in reinvestment
of distributions	5,424,510	13,857	6,013	775,484	6,378,925	13,799,742
	41,843,102	742,236	74,205	3,368,215	78,250,498	30,004,352
Cost of shares redeemed	(25,171,889)	(640,379)	–	(3,767,992)	(15,627,102)	(62,088,624)
Net increase (decrease)	$16,671,213	$101,857	$74,205	$(399,777)	$62,623,396	$(32,084,272)

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $711, $269, $27, $1,698, $975, and $1,160 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the year ended December 31, 2008.

NOTE 7 – BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At December 31, 2008, Davis Financial Fund had no borrowings outstanding. For the year ended December 31, 2008, the average daily loan balance was $606,175 at an average interest rate of 1.38%. Davis Financial Fund had gross borrowings of $19,057,000 and gross repayments of $37,578,000 during the year ended December 31, 2008. The maximum amount of borrowing outstanding at any month end was $3,760,000 during the year ended December 31, 2008. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the year ended December 31, 2008.

DAVIS SERIES, INC.                                                                                                      Notes to Financial Statements – (Continued)

December 31, 2008

NOTE 8 – ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Davis Opportunity Fund amounted to $9,413,550 or 2.09% of the Fund’s net assets as of December 31, 2008. The aggregate value of illiquid securities in Davis Financial Fund amounted to $18,468,000 or 3.64% of the Fund’s net assets as of December 31, 2008. The aggregate value of restricted securities in Davis Financial Fund amounted to $1,918,271 or 0.38% of the Fund’s net assets as of December 31, 2008. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $12,837,459 or 3.43% of the Fund’s net assets as of December 31, 2008. Information regarding illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/Share as of December 31, 2008

Davis
Opportunity	Oaktree Capital Group
Fund	LLC, Class A	05/21/07	NA	495,450	$33.41	$19.00

Davis Financial	Oaktree Capital Group
Fund	LLC, Class A	05/21/07	NA	972,000	$24.20	$19.00

Davis Financial
Fund	RHJ International, 144A	06/04/07	NA	396,550	$19.64	$4.84

Davis	News America Inc.,
Appreciation &	Conv. Notes, Zero
Income Fund	coupon, 3.38%, 02/28/21	10/07/03	$16,050,000	160,500	$66.52	$60.36

Davis
Appreciation &	Thornburg Mortgage, Inc.,
Income Fund	Sr. Notes, 8.00%, 05/15/13	10/22/07	$14,000,000	140,000	$87.20	$22.50

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Year ended 12/31/2008	$25.19	$0.09 [3]	$(11.35)	$(11.26)
Year ended 12/31/2007	27.52	0.05 [3]	(0.43)	(0.38)
Year ended 12/31/2006	24.29	– [3,5]	4.25	4.25
Year ended 12/31/2005	23.20	0.05 [3]	1.88	1.93
Year ended 12/31/2004	20.47	0.08	2.65	2.73
Davis Opportunity Fund Class B:
Year ended 12/31/2008	21.89	(0.07)[3]	(9.82)	(9.89)
Year ended 12/31/2007	24.17	(0.15)[3]	(0.36)	(0.51)
Year ended 12/31/2006	21.44	(0.18)[3]	3.72	3.54
Year ended 12/31/2005	20.55	(0.13)[3]	1.66	1.53
Year ended 12/31/2004	18.28	(0.08)	2.35	2.27
Davis Opportunity Fund Class C:
Year ended 12/31/2008	22.97	(0.05)[3]	(10.32)	(10.37)
Year ended 12/31/2007	25.27	(0.15)[3]	(0.38)	(0.53)
Year ended 12/31/2006	22.37	(0.18)[3]	3.90	3.72
Year ended 12/31/2005	21.42	(0.13)[3]	1.73	1.60
Year ended 12/31/2004	19.05	(0.06)	2.43	2.37
Davis Opportunity Fund Class Y:
Year ended 12/31/2008	25.94	0.17 [3]	(11.73)	(11.56)
Year ended 12/31/2007	28.29	0.13 [3]	(0.44)	(0.31)
Year ended 12/31/2006	24.95	0.07 [3]	4.37	4.44
Year ended 12/31/2005	23.81	0.13 [3]	1.93	2.06
Year ended 12/31/2004	20.93	0.17	2.71	2.88
Davis Government Bond Fund Class A:
Year ended 12/31/2008	5.60	0.19	0.05	0.24
Year ended 12/31/2007	5.52	0.21	0.08	0.29
Year ended 12/31/2006	5.50	0.18	0.02	0.20
Year ended 12/31/2005	5.60	0.15	(0.10)	0.05
Year ended 12/31/2004	5.73	0.14	(0.13)	0.01
Davis Government Bond Fund Class B:
Year ended 12/31/2008	5.58	0.15	0.06	0.21
Year ended 12/31/2007	5.51	0.17	0.07	0.24
Year ended 12/31/2006	5.49	0.14	0.02	0.16
Year ended 12/31/2005	5.59	0.12	(0.10)	0.02
Year ended 12/31/2004	5.71	0.10	(0.12)	(0.02)

Financial Highlights

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross	Net[4]

$–	$–	$–	$–	$(0.01)		$(0.01)	$13.92	(44.71)%	$266,525	1.15%	1.15%	0.47%
(0.18)	(1.77)	–	–	–		(1.95)	25.19	(1.42)	676,995	1.06	1.06	0.16
(0.23)	(0.79)	–	–	–		(1.02)	27.52	17.59	680,181	1.10	1.10	(0.02)
(0.24)	(0.60)	–	–	–		(0.84)	24.29	8.33	446,794	1.15	1.15	0.18
–	–	–	–	–		–	23.20	13.34	314,526	1.20	1.20	0.39

–	–	–	–	–		–	12.00	(45.18)	21,951	2.00	2.00	(0.38)
–	(1.77)	–	–	–		(1.77)	21.89	(2.15)	60,386	1.85	1.85	(0.63)
(0.02)	(0.79)	–	–	–		(0.81)	24.17	16.60	81,788	1.88	1.88	(0.80)
(0.04)	(0.60)	–	–	–		(0.64)	21.44	7.49	96,501	1.92	1.90	(0.57)
–	–	–	–	–		–	20.55	12.42	105,077	1.97	1.97	(0.38)

–	–	–	–	–		–	12.60	(45.15)	119,676	1.91	1.91	(0.29)
–	(1.77)	–	–	–		(1.77)	22.97	(2.14)	287,054	1.81	1.81	(0.59)
(0.03)	(0.79)	–	–	–		(0.82)	25.27	16.70	260,254	1.84	1.84	(0.76)
(0.05)	(0.60)	–	–	–		(0.65)	22.37	7.48	150,844	1.91	1.90	(0.57)
–	–	–	–	–		–	21.42	12.44	93,149	1.97	1.97	(0.38)

–	–	–	–	(0.07)		(0.07)	14.31	(44.54)	42,119	0.85	0.85	0.77
(0.27)	(1.77)	–	–	–		(2.04)	25.94	(1.13)	78,537	0.78	0.78	0.44
(0.31)	(0.79)	–	–	–		(1.10)	28.29	17.91	68,591	0.81	0.81	0.27
(0.32)	(0.60)	–	–	–		(0.92)	24.95	8.70	50,142	0.85	0.85	0.48
–	–	–	–	–		–	23.81	13.76	17,287	0.86	0.86	0.73

(0.19)	–	–	–	–		(0.19)	5.65	4.38	91,852	0.87	0.87	3.29
(0.21)	–	–	–	–		(0.21)	5.60	5.45	27,224	1.03	1.03	3.95
(0.18)	–	–	–	–		(0.18)	5.52	3.73	22,134	1.05	1.05	3.30
(0.15)	–	–	–	–		(0.15)	5.50	0.98	19,340	1.10	1.08	2.52
(0.14)	–	–	–	–	[5]	(0.14)	5.60	0.17	19,025	1.25	1.25	1.84

(0.15)	–	–	–	–		(0.15)	5.64	3.77	16,442	1.69	1.69	2.47
(0.17)	–	–	–	–		(0.17)	5.58	4.49	10,402	1.77	1.77	3.21
(0.14)	–	–	–	–		(0.14)	5.51	3.02	14,058	1.76	1.76	2.59
(0.12)	–	–	–	–		(0.12)	5.49	0.33	25,208	1.79	1.77	1.83
(0.10)	–	–	–	–	[5]	(0.10)	5.59	(0.33)	34,921	1.89	1.89	1.20

DAVIS SERIES, INC.

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Year ended 12/31/2008	$5.60	$0.15		$0.05	$0.20
Year ended 12/31/2007	5.52	0.17		0.08	0.25
Year ended 12/31/2006	5.51	0.14		0.01	0.15
Year ended 12/31/2005	5.61	0.12		(0.10)	0.02
Year ended 12/31/2004	5.73	0.10		(0.12)	(0.02)
Davis Government Bond Fund Class Y:
Year ended 12/31/2008	5.64	0.20		0.05	0.25
Year ended 12/31/2007	5.57	0.22		0.07	0.29
Year ended 12/31/2006	5.55	0.19		0.02	0.21
Year ended 12/31/2005	5.65	0.17		(0.10)	0.07
Year ended 12/31/2004	5.77	0.15		(0.12)	0.03
Davis Government Money Market Fund Class A, B, C & Y:
Year ended 12/31/2008	1.000	0.022		–	0.022
Year ended 12/31/2007	1.000	0.046		–	0.046
Year ended 12/31/2006	1.000	0.044		–	0.044
Year ended 12/31/2005	1.000	0.026		–	0.026
Year ended 12/31/2004	1.000	0.008		–	0.008
Davis Financial Fund Class A:
Year ended 12/31/2008	40.71	0.16	[3]	(19.02)	(18.86)
Year ended 12/31/2007	47.48	0.20		(2.56)	(2.36)
Year ended 12/31/2006	42.40	0.04		7.81	7.85
Year ended 12/31/2005	41.00	0.04		3.27	3.31
Year ended 12/31/2004	36.57	0.02		4.41	4.43
Davis Financial Fund Class B:
Year ended 12/31/2008	36.03	(0.14	) [3]	(16.75)	(16.89)
Year ended 12/31/2007	42.82	(0.20)[3]		(2.28)	(2.48)
Year ended 12/31/2006	38.83	(0.33)[3]		7.09	6.76
Year ended 12/31/2005	38.03	(0.29)[3]		3.00	2.71
Year ended 12/31/2004	34.22	(0.33)		4.14	3.81
Davis Financial Fund Class C:
Year ended 12/31/2008	36.77	(0.11)[3]		(17.11)	(17.22)
Year ended 12/31/2007	43.58	(0.18)[3]		(2.32)	(2.50)
Year ended 12/31/2006	39.46	(0.32)[3]		7.21	6.89
Year ended 12/31/2005	38.62	(0.30)[3]		3.05	2.75
Year ended 12/31/2004	34.75	(0.32)		4.19	3.87

Financial Highlights – (Continued)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross	Net[4]

$(0.15)	$–	$–	$–	$–		$(0.15)	$5.65	3.63%	$39,261	1.63%	1.63%	2.53%
(0.17)	–	–	–	–		(0.17)	5.60	4.66	14,754	1.75	1.75	3.23
(0.14)	–	–	–	–		(0.14)	5.52	2.78	7,483	1.79	1.79	2.56
(0.12)	–	–	–	–		(0.12)	5.51	0.29	5,358	1.84	1.82	1.78
(0.10)	–	–	–	–	[5]	(0.10)	5.61	(0.34)	6,688	1.93	1.93	1.16

(0.20)	–	–	–	–		(0.20)	5.69	4.43	1,626	0.82	0.82	3.34
(0.22)	–	–	–	–		(0.22)	5.64	5.32	410	0.99	0.99	3.99
(0.19)	–	–	–	–		(0.19)	5.57	3.86	302	0.93	0.93	3.42
(0.17)	–	–	–	–		(0.17)	5.55	1.22	115	0.98	0.97	2.63
(0.15)	–	–	–	–	[5]	(0.15)	5.65	0.61	219	1.02	1.02	2.07

(0.022)	–	–	–	–		(0.022)	1.000	2.26	395,211	0.57	0.57	2.30
(0.046)	–	–	–	–		(0.046)	1.000	4.69	596,446	0.55	0.55	4.59
(0.044)	–	–	–	–		(0.044)	1.000	4.47	558,107	0.56	0.56	4.41
(0.026)	–	–	–	–		(0.026)	1.000	2.68	513,221	0.57	0.56	2.65
(0.008)	–	–	–	–		(0.008)	1.000	0.83	572,381	0.58	0.58	0.83

(0.16)	(1.97)	–	–	–		(2.13)	19.72	(45.62)	425,854	1.06	1.06	0.50
(0.10)	(4.31)	–	–	–		(4.41)	40.71	(5.31)	740,235	0.97	0.97	0.44
–	(2.77)	–	–	–		(2.77)	47.48	18.74	818,054	0.98	0.98	0.09
–	(1.91)	–	–	–		(1.91)	42.40	8.03	613,683	0.99	0.98	0.10
–	–	–	–	–		–	41.00	12.11	583,387	1.01	1.01	0.05

–	(1.97)	–	–	–		(1.97)	17.17	(46.13)	14,236	2.08	2.08	(0.52)
–	(4.31)	–	–	–		(4.31)	36.03	(6.17)	50,341	1.87	1.87	(0.46)
–	(2.77)	–	–	–		(2.77)	42.82	17.65	95,545	1.88	1.88	(0.81)
–	(1.91)	–	–	–		(1.91)	38.83	7.08	192,049	1.88	1.85	(0.77)
–	–	–	–	–		–	38.03	11.13	276,945	1.88	1.88	(0.82)

–	(1.97)	–	–	–		(1.97)	17.58	(46.09)	58,474	1.94	1.94	(0.38)
–	(4.31)	–	–	–		(4.31)	36.77	(6.10)	87,216	1.83	1.83	(0.42)
–	(2.77)	–	–	–		(2.77)	43.58	17.70	96,478	1.85	1.85	(0.78)
–	(1.91)	–	–	–		(1.91)	39.46	7.07	94,512	1.87	1.85	(0.77)
–	–	–	–	–		–	38.62	11.14	104,508	1.89	1.89	(0.83)

DAVIS SERIES, INC.

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations

Davis Financial Fund Class Y:
Year ended 12/31/2008	$41.57	$0.20	[3]	$(19.44)	$(19.24)
Year ended 12/31/2007	48.38	0.28		(2.61)	(2.33)
Year ended 12/31/2006	43.10	0.11		7.94	8.05
Year ended 12/31/2005	41.59	0.09		3.33	3.42
Year ended 12/31/2004	37.03	0.09		4.47	4.56
Davis Appreciation & Income Fund Class A:
Year ended 12/31/2008	28.21	0.54	[3]	(12.06)	(11.52)
Year ended 12/31/2007	29.71	0.61		(0.18)	0.43
Year ended 12/31/2006	27.94	0.68		3.52	4.20
Year ended 12/31/2005	27.50	0.59		1.11	1.70
Year ended 12/31/2004	24.95	0.65		2.57	3.22
Davis Appreciation & Income Fund Class B:
Year ended 12/31/2008	27.90	0.33	[3]	(11.92)	(11.59)
Year ended 12/31/2007	29.40	0.38	[3]	(0.21)	0.17
Year ended 12/31/2006	27.67	0.45	[3]	3.46	3.91
Year ended 12/31/2005	27.25	0.35		1.08	1.43
Year ended 12/31/2004	24.72	0.41		2.54	2.95
Davis Appreciation & Income Fund Class C:
Year ended 12/31/2008	28.34	0.35	[3]	(12.10)	(11.75)
Year ended 12/31/2007	29.84	0.38	[3]	(0.20)	0.18
Year ended 12/31/2006	28.06	0.45	[3]	3.51	3.96
Year ended 12/31/2005	27.62	0.36		1.10	1.46
Year ended 12/31/2004	25.06	0.42		2.57	2.99
Davis Appreciation & Income Fund Class Y:
Year ended 12/31/2008	28.33	0.61	[3]	(12.11)	(11.50)
Year ended 12/31/2007	29.84	0.72	[3]	(0.22)	0.50
Year ended 12/31/2006	28.05	0.76		3.54	4.30
Year ended 12/31/2005	27.61	0.66		1.11	1.77
Year ended 12/31/2004	25.04	0.71		2.58	3.29
Davis Real Estate Fund Class A:
Year ended 12/31/2008	30.50	0.42	[3]	(14.70)	(14.28)
Year ended 12/31/2007	46.42	0.81	[3]	(7.45)	(6.64)
Year ended 12/31/2006	40.23	0.61	[3]	13.28	13.89
Year ended 12/31/2005	39.52	0.59		4.37	4.96
Year ended 12/31/2004	30.32	0.64		9.32	9.96

Financial Highlights – (Continued)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.20)	$(1.97)	$–	$–	$–	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%
(0.17)	(4.31)	–	–	–	(4.48)	41.57	(5.15)	8,844	0.84	0.84	0.57
–	(2.77)	–	–	–	(2.77)	48.38	18.90	10,566	0.84	0.84	0.23
–	(1.91)	–	–	–	(1.91)	43.10	8.18	11,815	0.85	0.84	0.24
–	–	–	–	–	–	41.59	12.31	9,980	0.85	0.85	0.21

(0.54)	–	–	–	–	(0.54)	16.15	(41.43)	227,940	1.07	1.07	2.24
(0.60)	(1.33)	–	–	–	(1.93)	28.21	1.30	567,728	1.01	1.01	2.04
(0.64)	(1.79)	–	–	–	(2.43)	29.71	15.19	393,888	1.06	1.06	2.35
(0.62)	(0.64)	–	–	–	(1.26)	27.94	6.29	224,600	1.07	1.07	2.12
(0.67)	–	–	–	–	(0.67)	27.50	13.08	149,687	1.08	1.08	2.52

(0.33)	–	–	–	–	(0.33)	15.98	(41.92)	16,891	1.93	1.93	1.38
(0.34)	(1.33)	–	–	–	(1.67)	27.90	0.46	44,099	1.84	1.84	1.21
(0.39)	(1.79)	–	–	–	(2.18)	29.40	14.20	51,102	1.89	1.89	1.52
(0.37)	(0.64)	–	–	–	(1.01)	27.67	5.30	75,289	1.94	1.93	1.26
(0.42)	–	–	–	–	(0.42)	27.25	12.06	80,729	1.99	1.99	1.61

(0.35)	–	–	–	–	(0.35)	16.24	(41.85)	79,699	1.87	1.87	1.44
(0.35)	(1.33)	–	–	–	(1.68)	28.34	0.50	169,456	1.80	1.80	1.25
(0.39)	(1.79)	–	–	–	(2.18)	29.84	14.22	90,692	1.88	1.87	1.54
(0.38)	(0.64)	–	–	–	(1.02)	28.06	5.34	55,395	1.93	1.93	1.26
(0.43)	–	–	–	–	(0.43)	27.62	12.05	34,627	1.98	1.98	1.62

(0.61)	–	–	–	–	(0.61)	16.22	(41.25)	49,314	0.79	0.79	2.52
(0.68)	(1.33)	–	–	–	(2.01)	28.33	1.55	105,327	0.75	0.74	2.31
(0.72)	(1.79)	–	–	–	(2.51)	29.84	15.49	50,052	0.80	0.80	2.61
(0.69)	(0.64)	–	–	–	(1.33)	28.05	6.52	37,110	0.83	0.83	2.36
(0.72)	–	–	–	–	(0.72)	27.61	13.35	30,260	0.86	0.86	2.74

(0.09)	(0.51)	–	–	(0.33)	(0.93)	15.29	(46.89)	202,878	1.23	1.23	1.62
(0.58)	(8.70)	–	–	–	(9.28)	30.50	(14.87)	460,644	1.08	1.08	1.84
(0.88) )	(6.82)	–	–	–	(7.70)	46.42	34.58	573,375	1.09	1.09	1.37
(0.83)	(3.42)	–	–	–	(4.25)	40.23	12.76	372,571	1.10	1.09	1.48
(0.76)	–	–	–	–	(0.76)	39.52	33.22	313,378	1.26	1.26	1.93

DAVIS SERIES, INC.

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Year ended 12/31/2008	$30.29	$0.21	[3]	$(14.63)	$(14.42)
Year ended 12/31/2007	46.16	0.53	[3]	(7.46)	(6.93)
Year ended 12/31/2006	40.05	0.38	[3]	13.07	13.45
Year ended 12/31/2005	39.36	0.30		4.34	4.64
Year ended 12/31/2004	30.20	0.43		9.26	9.69
Davis Real Estate Fund Class C:
Year ended 12/31/2008	30.63	0.24	[3]	(14.79)	(14.55)
Year ended 12/31/2007	46.56	0.52	[3]	(7.50)	(6.98)
Year ended 12/31/2006	40.35	0.44	[3]	13.12	13.56
Year ended 12/31/2005	39.63	0.31		4.37	4.68
Year ended 12/31/2004	30.41	0.43		9.33	9.76
Davis Real Estate Fund Class Y:
Year ended 12/31/2008	30.82	0.50	[3]	(14.85)	(14.35)
Year ended 12/31/2007	46.81	0.92	[3]	(7.47)	(6.55)
Year ended 12/31/2006	40.53	0.77		13.37	14.14
Year ended 12/31/2005	39.78	0.74		4.42	5.16
Year ended 12/31/2004	30.51	0.82		9.37	10.19

Portfolio Turnover[2]
(for all classes of shares)	Year ended December 31,
	2008	2007	2006	2005	2004
Davis Opportunity Fund	29.36%	37.05%	40.26%	35.77%	22.22%
Davis Government Bond Fund	66.56	60.23	64.94	55.46	165.17
Davis Financial Fund	9.02	15.11	4.20	5.17	–
Davis Appreciation & Income Fund	27.60	23.26	25.33	16.64	21.26
Davis Real Estate Fund	43.68	46.37	37.97	24.86	31.37

                                                                                                                                                 Financial Highlights – (Continued)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.05)	$(0.51)	$–	$–	$(0.18)	$(0.74)	$15.13	(47.41)%	$7,581	2.13%	2.13%	0.72%
(0.24)	(8.70)	–	–	–	(8.94)	30.29	(15.52)	24,872	1.87	1.87	1.05
(0.52)	(6.82)	–	–	–	(7.34)	46.16	33.50	55,347	1.86	1.86	0.60
(0.53)	(3.42)	–	–	–	(3.95)	40.05	11.91	87,039	1.89	1.88	0.69
(0.53)	–	–	–	–	(0.53)	39.36	32.34	125,550	1.94	1.94	1.25

(0.05)	(0.51)	–	–	(0.20)	(0.76)	15.32	(47.33)	28,789	2.00	2.00	0.85
(0.25)	(8.70)	–	–	–	(8.95)	30.63	(15.48)	73,594	1.84	1.84	1.08
(0.53)	(6.82)	–	–	–	(7.35)	46.56	33.54	119,093	1.84	1.84	0.62
(0.54)	(3.42)	–	–	–	(3.96)	40.35	11.93	95,229	1.88	1.87	0.70
(0.54)	–	–	–	–	(0.54)	39.63	32.37	86,835	1.93	1.93	1.26

(0.10)	(0.51)	–	–	(0.40)	(1.01)	15.46	(46.75)	29,282	0.89	0.89	1.96
(0.74)	(8.70)	–	–	–	(9.44)	30.82	(14.58)	57,995	0.75	0.75	2.17
(1.04)	(6.82)	–	–	–	(7.86)	46.81	34.98	113,856	0.74	0.74	1.72
(0.99)	(3.42)	–	–	–	(4.41)	40.53	13.20	79,156	0.77	0.77	1.80
(0.92)	–	–	–	–	(0.92)	39.78	33.85	69,241	0.80	0.80	2.39

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.
[4]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
[5]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS SERIES, INC.	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of Davis Series, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund (comprising the Davis Series, Inc.), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 24, 2009

DAVIS SERIES, INC.                                                                                                                                                      Fund Information

Federal Income Tax Information (Unaudited)

In early 2009, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2008. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2008 with their 2008 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Davis Opportunity Fund

None of the dividends paid by the Fund during the calendar year ended 2008 are eligible for the corporate dividend-received deduction.

For the calendar year ended 2008, none of the dividends paid by the Fund constitute qualified dividend income for federal income tax purposes.

Davis Government Bond Fund

During the calendar year 2008, $2,850,584 of dividends paid by the Fund constituted income dividends for federal income tax purposes.

None of the dividends paid by the Fund during the calendar year ended 2008 are eligible for the corporate dividend-received deduction.

For the calendar year ended 2008, none of the dividends paid by the Fund constitute qualified dividend income for federal income tax purposes.

Davis Government Money Market Fund

During the calendar year 2008, $11,283,676 of dividends paid by the Fund constituted income dividends for federal income tax purposes.

None of the dividends paid by the Fund during the calendar year ended 2008 are eligible for the corporate dividend-received deduction.

For the calendar year ended 2008, none of the dividends paid by the Fund constitute qualified dividend income for federal income tax purposes.

Davis Financial Fund

During the calendar year 2008, the Fund declared and paid long-term capital gain distributions in the amount of $47,350,703.

During the calendar year 2008, $3,328,494 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $3,328,494 or 100% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2008, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $3,328,494 or 100% as qualified dividend income.

Davis Appreciation & Income Fund

During the calendar year 2008, $13,570,626 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $7,714,443 or 57% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2008, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $7,827,267 or 58% as qualified dividend income.

DAVIS SERIES, INC.                                                                                                                            Fund Information – (Continued)

Federal Income Tax Information (Unaudited)– (Continued)

Davis Real Estate Fund

During the calendar year 2008, the Fund declared and paid long-term capital gain distributions in the amount of $7,544,648.

During the calendar year 2008, $2,908,014 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,667,746 or 57% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2008, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $1,928,595 or 66% as qualified dividend income.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.                                                                                                                                            Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director (retired 12/31/08)	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS SERIES, INC.                                                                                                                  Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director, the Selected Funds (consisting of three portfolios) since 1998.

*    Jeremy H. Biggs and Andrew A. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS SERIES, INC.                                                                                                                  Directors and Officers – (Continued)

Officers

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chairman, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer); Director of the Selected Funds (consisting of three portfolios), Davis Variable Account Fund, Inc. (consisting of three portfolios), Davis New York Venture Fund, Inc. (consisting of four portfolios); Director of Washington Post Co. (newspaper publisher).

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2008 and December 31, 2007 were $147,600 and $138,000, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2008 and December 31, 2007 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2008 and December 31, 2007 were $41,700 and $40,320, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2008 and December 31, 2007 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2008 and December 31, 2007. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 6, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 6, 2009